UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21563

Eaton Vance Short Duration Diversified Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Short Duration Diversified Income Fund (EVG)

Semiannual Report

April 30, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (funds.eatonvance.com/closed-end-fund-and-term-trust-documents.php), and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold shares at the Fund’s transfer agent, American Stock Transfer & Trust Company, LLC (“AST”), you may elect to receive shareholder reports and other communications from the Fund electronically by contacting AST. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.

You may elect to receive all future Fund shareholder reports in paper free of charge. If you hold shares at AST, you can inform AST that you wish to continue receiving paper copies of your shareholder reports by calling 1-866-439-6787. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with AST or to all funds held through your financial intermediary, as applicable.

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report April 30, 2020

Eaton Vance

Short Duration Diversified Income Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Financial Statements	4

Annual Meeting of Shareholders	47

Board of Trustees’ Contract Approval	48

Officers and Trustees	52

Important Notices	53

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Performance1, 2

Portfolio Managers Payson F. Swaffield, CFA, Catherine C. McDermott, Andrew Szczurowski, CFA, Eric Stein, CFA and Sarah C. Orvin, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	02/28/2005	–13.17%	–12.36%	1.24%	2.78%
Fund at Market Price	—	–11.15	–6. 55	1.76	2.56
Blended Index	—	–4.35%	–1.11%	2.72%	4.00%

% Premium/ Discount to NAV[3]
					–6.91%

Distributions[4]
Total Distributions per share for the period					$0.455
Distribution Rate at NAV					7.40%
Distribution Rate at Market Price					7.95%

% Total Leverage[5]
Derivatives					24.83%
Borrowings					16.47

Fund Profile

Asset Allocation (% of total leveraged assets)6

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. S&P/ LSTA Leveraged Loan indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® is a registered trademark of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); LSTA is a trademark of Loan Syndications and Trading Association, Inc. S&P DJI, Dow Jones, their respective affiliates and their third party licensors do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. ICE BofA U.S. Mortgage-Backed Securities Index is an unmanaged index of fixed rate residential mortgage pass- through securities issued by U.S. agencies. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified is a market-cap weighted index that measures USD-denominated Brady Bonds, Eurobonds, and traded loans issued by sovereign entities. Information has been obtained from sources believed to be reliable but J. P. Morgan does not warrant its completeness or accuracy. The Index is used with permission. The Index may not be copied, used, or distributed without J. P. Morgan’s prior written approval. Copyright 2019, J.P. Morgan Chase & Co. All rights reserved. The Blended Index consists of 33.33% S&P/LSTA Leveraged Loan Index, 33.33% ICE BofA U.S. Mortgage-Backed Securities Index and 33.34% J.P. Morgan Emerging Market Bond Index (EMBI) Global Diversified, rebalanced monthly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]	Performance results reflect the effects of leverage. Absent an expense waiver by the investment adviser, if applicable, the returns would be lower.

[3]

The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices. php.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

The Fund employs leverage through derivatives and borrowings. Total leverage is shown as a percentage of the Fund’s aggregate net assets plus the absolute notional value of long and short derivatives and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of borrowings rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]

Total leveraged assets include all assets of the Fund (including those acquired with financial leverage) and derivatives held by the Fund. Asset Allocation as a percentage of the Fund’s net assets amounted to 170.3%. Please refer to the definition of total leveraged assets within the Notes to Financial Statements included herein.

Fund profile subject to change due to active management.

Important Notice to Shareholders

Effective January 1, 2020, the ICE BofAML indices were rebranded as ICE BofA indices.

Effective November 1, 2020, the Fund will be managed by Catherine C. McDermott, Andrew Szczurowski, Eric A. Stein and Sarah C. Orvin. Payson F. Swaffield will serve as a member of the portfolio management team of the Fund through October 31, 2020.

3

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Portfolio of Investments (Unaudited)

Senior Floating-Rate Loans — 32.2%(1)
Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.7%

AI Convoy (Luxembourg) S.a.r.l.

Term Loan, 4.65%, (USD LIBOR + 3.50%), Maturing January 17, 2027(2)	100	$95,125

Dynasty Acquisition Co., Inc.

Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026	44	38,488

Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026	81	71,587

TransDigm, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing August 22, 2024	483	425,409

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing December 9, 2025	953	837,912

		$1,468,521

Automotive — 0.8%

Adient US, LLC

Term Loan, 5.52%, (3 mo. USD LIBOR + 4.00%), Maturing May 6, 2024	99	$90,100

Autokiniton US Holdings, Inc.

Term Loan, 6.78%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025	123	98,250

Dayco Products, LLC

Term Loan, 5.86%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023	170	127,641

Goodyear Tire & Rubber Company (The)

Term Loan - Second Lien, 3.20%, (3 mo. USD LIBOR + 2.00%), Maturing March 7, 2025	383	356,260

IAA, Inc.

Term Loan, 2.69%, (1 mo. USD LIBOR + 2.25%), Maturing June 28, 2026	97	92,759

Panther BF Aggregator 2 L.P.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026	547	497,314

Tenneco, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	518	401,897

Thor Industries, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 1, 2026	143	131,638

		$1,795,859

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Beverage and Tobacco — 0.1%

Flavors Holdings, Inc.

Term Loan, 7.20%, (3 mo. USD LIBOR + 5.75%), Maturing June 30, 2020	294	$280,834

		$280,834

Brokerage / Securities Dealers / Investment Houses — 0.1%

Advisor Group, Inc.

Term Loan, 5.40%, (1 mo. USD LIBOR + 5.00%), Maturing July 31, 2026	175	$145,432

OZ Management L.P.

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%), Maturing April 10, 2023	7	7,128

		$152,560

Building and Development — 1.3%

American Builders & Contractors Supply Co., Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2027	348	$329,314

APi Group DE, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026	224	218,196

Brookfield Property REIT, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	148	112,132

Core & Main L.P.

Term Loan, 3.99%, (USD LIBOR + 2.75%), Maturing August 1, 2024(2)	172	163,145

CPG International, Inc.

Term Loan, 5.93%, (12 mo. USD LIBOR + 3.75%), Maturing May 5, 2024	380	348,046

Cushman & Wakefield U.S. Borrower, LLC

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2025	790	735,546

NCI Building Systems, Inc.

Term Loan, 4.58%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025	98	85,117

Quikrete Holdings, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2027	432	404,365

RE/MAX International, Inc.

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing December 15, 2023	389	365,269

Summit Materials Companies I, LLC

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing November 21, 2024	122	116,002

		$2,877,132

4	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Business Equipment and Services — 3.0%

Airbnb, Inc.

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 17, 2025	125	$127,656

AlixPartners, LLP

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing April 4, 2024	124	119,898

Allied Universal Holdco, LLC

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026	474	444,622

AppLovin Corporation

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025	321	307,334

Term Loan, Maturing August 15, 2025(3)	100	95,750

ASGN Incorporated

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing April 2, 2025	45	43,952

Bracket Intermediate Holding Corp.

Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025	123	112,506

Camelot U.S. Acquisition 1 Co.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing October 31, 2026	274	264,597

CCC Information Services, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 29, 2024	294	278,756

Ceridian HCM Holding, Inc.

Term Loan, 2.64%, (1 week USD LIBOR + 2.50%), Maturing April 30, 2025	222	210,267

Deerfield Dakota Holding, LLC

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing April 9, 2027	325	312,542

EAB Global, Inc.

Term Loan, 4.88%, (USD LIBOR + 3.75%), Maturing November 15, 2024(2)	196	186,690

EIG Investors Corp.

Term Loan, 5.39%, (3 mo. USD LIBOR + 3.75%), Maturing February 9, 2023	463	428,978

Garda World Security Corporation

Term Loan, 6.39%, (3 mo. USD LIBOR + 4.75%), Maturing October 30, 2026	120	116,344

IG Investment Holdings, LLC

Term Loan, 5.45%, (3 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	426	355,647

IRI Holdings, Inc.

Term Loan, 5.86%, (3 mo. USD LIBOR + 4.25%), Maturing December 1, 2025	222	190,526

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)

Iron Mountain, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026		123	$115,456

KAR Auction Services, Inc.

Term Loan, 2.88%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026		100	91,043

Kronos Incorporated

Term Loan, 4.76%, (3 mo. USD LIBOR + 3.00%), Maturing November 1, 2023		1,019	986,257

KUEHG Corp.

Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing February 21, 2025		313	255,931

Term Loan - Second Lien, 9.70%, (3 mo. USD LIBOR + 8.25%), Maturing August 18, 2025		50	38,750

Monitronics International, Inc.

Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), Maturing March 29, 2024		200	136,225

PGX Holdings, Inc.

Term Loan, 0.00%, Maturing September 29, 2020(4)		315	133,957

Pre-Paid Legal Services, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025		67	61,341

Red Ventures, LLC

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2024		235	218,055

Spin Holdco, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing November 14, 2022		600	554,568

Techem Verwaltungsgesellschaft 675 mbH

Term Loan, 2.88%, (2 mo. EURIBOR + 2.88%), Maturing July 15, 2025	EUR	111	118,470

Tempo Acquisition, LLC

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing May 1, 2024		146	134,934

West Corporation

Term Loan, 5.45%, (3 mo. USD LIBOR + 4.00%), Maturing October 10, 2024		171	134,872

			$6,575,924

Cable and Satellite Television — 1.5%

Charter Communications Operating, LLC

Term Loan, 2.16%, (1 mo. USD LIBOR + 1.75%), Maturing February 1, 2027		538	$519,143

CSC Holdings, LLC

Term Loan, 3.06%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025		446	428,216

5	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)

CSC Holdings, LLC (continued)

Term Loan, 3.06%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026		148	$141,783

Term Loan, 3.31%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2027		197	189,290

Numericable Group S.A.

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025		315	291,764

Radiate Holdco, LLC

Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing February 1, 2024		171	164,345

Telenet Financing USD, LLC

Term Loan, 2.81%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2028		575	549,412

UPC Broadband Holding B.V.

Term Loan, 3.06%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2028		125	118,438

Virgin Media Bristol, LLC

Term Loan, 3.31%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2028		650	616,455

Virgin Media SFA Finance Limited

Term Loan, 2.50%, (6 mo. EURIBOR + 2.50%), Maturing January 31, 2029	EUR	175	185,781

			$3,204,627

Chemicals and Plastics — 1.4%

Emerald Performance Materials, LLC

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 1, 2021		328	$311,178

Ferro Corporation

Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		48	46,898

Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024		50	47,917

Gemini HDPE, LLC

Term Loan, 3.27%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024		329	315,708

H.B. Fuller Company

Term Loan, 2.72%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024		251	241,958

Hexion, Inc.

Term Loan, 4.94%, (3 mo. USD LIBOR + 3.50%), Maturing July 1, 2026		124	119,100

INEOS Enterprises Holdings II Limited

Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing August 28, 2026	EUR	25	26,386

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)

INEOS US Finance, LLC

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing April 1, 2024	513	$487,448

Messer Industries GmbH

Term Loan, 3.95%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026	173	164,696

PQ Corporation

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing February 7, 2027	259	248,663

Pregis TopCo Corporation

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.00%), Maturing July 31, 2026	100	90,274

Spectrum Holdings III Corp.

Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing January 31, 2025	87	74,639

Starfruit Finco B.V.

Term Loan, 3.86%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	362	330,545

Tata Chemicals North America, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing August 7, 2020	161	156,101

Tronox Finance, LLC

Term Loan, 3.59%, (USD LIBOR + 2.75%), Maturing September 23, 2024(2)	443	416,570

		$3,078,081

Containers and Glass Products — 0.6%

Berry Global, Inc.

Term Loan, 2.83%, (1 mo. USD LIBOR + 2.00%), Maturing July 1, 2026	149	$142,723

BWAY Holding Company

Term Loan, 4.56%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024	234	202,982

Consolidated Container Company, LLC

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing May 22, 2024	244	235,842

Flex Acquisition Company, Inc.

Term Loan, 4.68%, (3 mo. USD LIBOR + 3.25%), Maturing June 29, 2025	220	206,578

Pelican Products, Inc.

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing May 1, 2025	98	81,793

Reynolds Consumer Products, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing February 4, 2027	350	338,000

		$1,207,918

6	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Cosmetics / Toiletries — 0.1%

Kronos Acquisition Holdings, Inc.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 15, 2023	296	$266,719

		$266,719

Drugs — 1.7%

Akorn, Inc.

Term Loan, 15.50%, (1 mo. USD LIBOR + 14.50%, Floor 1.00%), 14.75% cash, 0.75% PIK, Maturing April 16, 2021	164	$140,071

Alkermes, Inc.

Term Loan, 3.01%, (1 mo. USD LIBOR + 2.25%), Maturing March 27, 2023	70	64,580

Amneal Pharmaceuticals, LLC

Term Loan, 3.94%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025	516	463,477

Arbor Pharmaceuticals, Inc.

Term Loan, 6.00%, (2 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing July 5, 2023	191	160,398

Bausch Health Companies, Inc.

Term Loan, 3.72%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025	719	697,085

Catalent Pharma Solutions, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing May 18, 2026	124	122,203

Elanco Animal Health, Inc.

Term Loan, Maturing February 4, 2027(3)	300	290,187

Endo Luxembourg Finance Company I S.a.r.l.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing April 29, 2024	754	693,016

Grifols Worldwide Operations USA, Inc.

Term Loan, 2.14%, (1 week USD LIBOR + 2.00%), Maturing November 15, 2027	125	120,947

Horizon Therapeutics USA, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing May 22, 2026	331	324,228

Mallinckrodt International Finance S.A.

Term Loan, 4.20%, (3 mo. USD LIBOR + 2.75%), Maturing September 24, 2024	697	497,483

Term Loan, 4.70%, (3 mo. USD LIBOR + 3.00%), Maturing February 24, 2025	233	163,923

		$3,737,598

Ecological Services and Equipment — 0.2%

EnergySolutions, LLC

Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing May 9, 2025	172	$156,463

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Ecological Services and Equipment (continued)

GFL Environmental, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing May 30, 2025	275	$270,676

		$427,139

Electronics / Electrical — 4.2%

Almonde, Inc.

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 13, 2024	394	$343,717

Applied Systems, Inc.

Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing September 19, 2024	415	399,288

Term Loan - Second Lien, 8.45%, (3 mo. USD LIBOR + 7.00%), Maturing September 19, 2025	75	72,375

Astra Acquisition Corp.

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 1, 2027	125	116,875

Avast Software B.V.

Term Loan, 3.70%, (3 mo. USD LIBOR + 2.25%), Maturing September 29, 2023	91	88,571

Banff Merger Sub, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025	370	321,863

Blackhawk Network Holdings, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing June 15, 2025	123	106,310

Castle US Holding Corporation

Term Loan, 5.20%, (1 mo. USD LIBOR + 3.75%), Maturing January 29, 2027	142	120,458

CDW, LLC

Term Loan, 2.16%, (1 mo. USD LIBOR + 1.75%), Maturing October 13, 2026	548	543,517

Cohu, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	99	81,755

CommScope, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026	274	259,875

ECI Macola/Max Holdings, LLC

Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing September 27, 2024	122	108,244

Electro Rent Corporation

Term Loan, 6.02%, (USD LIBOR + 5.00%), Maturing January 31, 2024(2)	268	248,105

Epicor Software Corporation

Term Loan, 3.66%, (1 mo. USD LIBOR + 3.25%), Maturing June 1, 2022	24	23,676

7	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

EXC Holdings III Corp.

Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing December 2, 2024	73	$68,914

Flexera Software, LLC

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 26, 2025	25	23,677

Go Daddy Operating Company, LLC

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing February 15, 2024	603	586,891

Hyland Software, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 1, 2024	171	165,266

Infoblox, Inc.

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.50%), Maturing November 7, 2023	142	136,330

Informatica, LLC

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing February 25, 2027	925	872,969

MA FinanceCo., LLC

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing November 19, 2021	815	785,549

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	25	22,987

MTS Systems Corporation

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 5, 2023	93	90,355

NCR Corporation

Term Loan, 2.91%, (1 mo. USD LIBOR + 2.50%), Maturing August 28, 2026	149	142,534

Refinitiv US Holdings, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	173	169,486

Renaissance Holding Corp.

Term Loan, 4.01%, (3 mo. USD LIBOR + 3.25%), Maturing May 30, 2025	172	157,323

Seattle Spinco, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	167	155,237

SkillSoft Corporation

Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing April 28, 2021	667	399,416

SolarWinds Holdings, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	171	166,643

Solera, LLC

Term Loan, 4.36%, (3 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	122	116,234

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

SS&C Technologies Holdings Europe S.a.r.l.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	168	$162,362

SS&C Technologies, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	235	227,512

SurveyMonkey, Inc.

Term Loan, 3.91%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	217	199,364

Tibco Software, Inc.

Term Loan, 4.16%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2026	196	185,047

TriTech Software Systems

Term Loan, 5.20%, (3 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	123	106,979

Uber Technologies, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	314	297,496

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 4, 2025	221	209,825

Ultimate Software Group, Inc. (The)

Term Loan, 4.15%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	249	238,489

Ultra Clean Holdings, Inc.

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	106	101,044

Verifone Systems, Inc.

Term Loan, 5.69%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	173	135,185

Vero Parent, Inc.

Term Loan, 7.86%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024	219	200,485

VS Buyer, LLC

Term Loan, 4.86%, (3 mo. USD LIBOR + 3.25%), Maturing February 28, 2027	175	166,687

Vungle, Inc.

Term Loan, 5.99%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026	100	94,525

		$9,219,440

Equipment Leasing — 0.2%

Delos Finance S.a.r.l.

Term Loan, 3.20%, (3 mo. USD LIBOR + 1.75%), Maturing October 6, 2023	298	$283,679

IBC Capital Limited

Term Loan, 4.64%, (3 mo. USD LIBOR + 3.75%), Maturing September 11, 2023	49	42,614

		$326,293

8	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries — 1.3%

Aretec Group, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025	198	$165,129

Citco Funding, LLC

Term Loan, 3.57%, (3 mo. USD LIBOR + 2.50%), Maturing September 28, 2023	643	625,754

Claros Mortgage Trust, Inc.

Term Loan, 4.11%, (1 mo. USD LIBOR + 3.25%), Maturing August 9, 2026	124	111,938

Ditech Holding Corporation

Term Loan, 0.00%, Maturing June 30, 2022(4)	474	189,742

EIG Management Company, LLC

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing February 22, 2025	49	44,406

FinCo. I, LLC

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing December 27, 2022	147	142,394

Focus Financial Partners, LLC

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing July 3, 2024	419	400,194

Franklin Square Holdings L.P.

Term Loan, 2.69%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2025	74	68,704

Greenhill & Co., Inc.

Term Loan, 3.97%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024	140	129,500

GreenSky Holdings, LLC

Term Loan, 3.69%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025	196	179,340

Guggenheim Partners, LLC

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing July 21, 2023	186	176,674

Harbourvest Partners, LLC

Term Loan, 3.06%, (1 mo. USD LIBOR + 2.25%), Maturing March 3, 2025	61	57,942

LPL Holdings, Inc.

Term Loan, 2.24%, (1 mo. USD LIBOR + 1.75%), Maturing November 12, 2026	200	193,515

StepStone Group L.P.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing March 27, 2025	98	95,550

Victory Capital Holdings, Inc.

Term Loan, 3.94%, (3 mo. USD LIBOR + 2.50%), Maturing July 1, 2026	166	159,846

		$2,740,628

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food Products — 1.0%

Alphabet Holding Company, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	366	$329,672

CHG PPC Parent, LLC

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025	74	68,529

Del Monte Foods, Inc.

Term Loan, 4.86%, (3 mo. USD LIBOR + 3.25%), Maturing February 18, 2021	118	115,885

Froneri International PLC

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing January 29, 2027	300	279,563

Hearthside Food Solutions, LLC

Term Loan, 4.09%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025	98	90,697

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	49	45,939

HLF Financing S.a.r.l.

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing August 18, 2025	148	139,365

Jacobs Douwe Egberts International B.V.

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.00%, Floor 1.00%), Maturing November 1, 2025	233	228,967

JBS USA Lux S.A.

Term Loan, 3.07%, (6 mo. USD LIBOR + 2.00%), Maturing May 1, 2026	693	672,535

Nomad Foods Europe Midco Limited

Term Loan, 3.06%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024	197	190,946

		$2,162,098

Food Service — 0.8%

1011778 B.C. Unlimited Liability Company

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing November 19, 2026	873	$825,172

Aramark Services, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025	140	131,995

IRB Holding Corp.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 5, 2025	270	237,405

KFC Holding Co.

Term Loan, 2.47%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025	169	162,522

Restaurant Technologies, Inc.

Term Loan, 4.70%, (3 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	25	22,095

9	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Food Service (continued)

US Foods, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2023	122	$113,635

Term Loan, 3.07%, (6 mo. USD LIBOR + 2.00%), Maturing September 13, 2026	249	223,952

		$1,716,776

Health Care — 2.9%

Accelerated Health Systems, LLC

Term Loan, 4.33%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025	74	$64,434

ADMI Corp.

Term Loan, 4.20%, (3 mo. USD LIBOR + 2.75%), Maturing April 30, 2025	246	211,472

Alliance Healthcare Services, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing October 24, 2023	117	64,453

athenahealth, Inc.

Term Loan, 5.28%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026	223	207,993

Avantor, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing November 21, 2024	69	68,309

BW NHHC Holdco, Inc.

Term Loan, 6.62%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025	147	91,870

Change Healthcare Holdings, LLC

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing March 1, 2024	877	849,058

Ensemble RCM, LLC

Term Loan, 5.51%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026	75	71,951

Envision Healthcare Corporation

Term Loan, 4.15%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025	669	470,003

Gentiva Health Services, Inc.

Term Loan, 3.69%, (1 mo. USD LIBOR + 3.25%), Maturing July 2, 2025	339	321,483

Greatbatch Ltd.

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing October 27, 2022	95	93,247

Hanger, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025	147	134,137

Inovalon Holdings, Inc.

Term Loan, 3.88%, (1 mo. USD LIBOR + 3.00%), Maturing April 2, 2025	163	158,526

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Health Care (continued)

IQVIA, Inc.

Term Loan, 2.50%, (1 mo. USD LIBOR + 1.75%, Floor 0.75%), Maturing March 7, 2024	258	$249,551

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing January 17, 2025	219	212,026

MPH Acquisition Holdings, LLC

Term Loan, 4.20%, (3 mo. USD LIBOR + 2.75%), Maturing June 7, 2023	351	324,581

Navicure, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.00%), Maturing October 22, 2026	150	141,000

One Call Corporation

Term Loan, 6.95%, (3 mo. USD LIBOR + 5.25%), Maturing November 25, 2022	198	168,656

Ortho-Clinical Diagnostics S.A.

Term Loan, 4.27%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	506	453,132

Parexel International Corporation

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	352	325,179

Phoenix Guarantor, Inc.

Term Loan, 4.08%, (1 mo. USD LIBOR + 3.25%), Maturing March 5, 2026	273	255,541

Select Medical Corporation

Term Loan, 3.07%, (1 mo. USD LIBOR + 2.50%), Maturing March 6, 2025	374	356,231

Surgery Center Holdings, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 3, 2024	146	131,137

Tecomet, Inc.

Term Loan, 4.43%, (3 mo. USD LIBOR + 3.25%), Maturing May 1, 2024	171	157,148

U.S. Anesthesia Partners, Inc.

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing June 23, 2024	220	188,813

Verscend Holding Corp.

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	222	210,094

Wink Holdco, Inc.

Term Loan, 4.45%, (3 mo. USD LIBOR + 3.00%), Maturing December 2, 2024	318	297,832

		$6,277,857

Home Furnishings — 0.2%

Serta Simmons Bedding, LLC

Term Loan, 4.61%, (USD LIBOR + 3.50%), Maturing November 8, 2023(2)	774	$335,400

		$335,400

10	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Industrial Equipment — 1.3%

Altra Industrial Motion Corp.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025		88	$84,051

Apex Tool Group, LLC

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), Maturing August 1, 2024		354	285,882

CPM Holdings, Inc.

Term Loan, 4.84%, (USD LIBOR + 3.75%), Maturing November 17, 2025(2)		49	40,025

DexKo Global, Inc.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 24, 2024		122	105,076

EWT Holdings III Corp.

Term Loan, 3.45%, (2 mo. USD LIBOR + 2.75%), Maturing December 20, 2024		667	646,934

Filtration Group Corporation

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025		236	225,878

Gardner Denver, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027		169	160,787

Gates Global, LLC

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 1, 2024		363	337,105

Ingersoll-Rand Services Company

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027		200	189,906

LTI Holdings, Inc.

Term Loan, 5.15%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026		25	20,315

Quimper AB

Term Loan, 4.25%, (6 mo. EURIBOR + 4.25%), Maturing February 13, 2026	EUR	275	283,936

Robertshaw US Holding Corp.

Term Loan, 4.25%, (6 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing February 28, 2025		147	108,550

Titan Acquisition Limited

Term Loan, 4.45%, (3 mo. USD LIBOR + 3.00%), Maturing March 28, 2025		415	367,209

			$2,855,654

Insurance — 1.5%

Alliant Holdings Intermediate, LLC

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing May 9, 2025		242	$227,495

Term Loan, 3.97%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025		74	70,325

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Insurance (continued)

AmWINS Group, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing January 25, 2024		347	$336,856

AssuredPartners, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2027		25	23,479

Asurion, LLC

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing August 4, 2022		748	723,875

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023		410	393,012

Term Loan - Second Lien, 6.90%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025		100	96,458

Hub International Limited

Term Loan, 4.02%, (3 mo. USD LIBOR + 2.75%), Maturing April 25, 2025		712	675,984

NFP Corp.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing February 15, 2027		49	44,633

Sedgwick Claims Management Services, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025		173	159,679

USI, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing May 16, 2024		390	367,250

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.00%), Maturing December 2, 2026		200	190,897

			$3,309,943

Leisure Goods / Activities / Movies — 1.7%

AMC Entertainment Holdings, Inc.

Term Loan, 4.08%, (3 mo. USD LIBOR + 3.00%), Maturing April 22, 2026		272	$201,788

Amer Sports Oyj

Term Loan, 4.50%, (6 mo. EURIBOR + 4.50%), Maturing March 30, 2026	EUR	525	448,391

Ancestry.com Operations, Inc.

Term Loan, 4.66%, (1 mo. USD LIBOR + 4.25%), Maturing August 27, 2026		124	108,762

Bombardier Recreational Products, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2027		798	727,266

ClubCorp Holdings, Inc.

Term Loan, 4.20%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024		268	201,345

11	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

Crown Finance US, Inc.

Term Loan, 3.32%, (6 mo. USD LIBOR + 2.25%), Maturing February 28, 2025		244	$161,288

Term Loan, 3.57%, (6 mo. USD LIBOR + 2.50%), Maturing September 30, 2026		224	141,041

Delta 2 (LUX) S.a.r.l.

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing February 1, 2024		110	100,897

Emerald Expositions Holding, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing May 22, 2024		164	128,871

Lindblad Expeditions, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		77	59,392

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.25%), Maturing March 27, 2025		307	237,569

Match Group, Inc.

Term Loan, 3.46%, (3 mo. USD LIBOR + 1.75%), Maturing February 15, 2027		100	95,578

NASCAR Holdings, Inc.

Term Loan, 3.37%, (1 mo. USD LIBOR + 2.75%), Maturing October 19, 2026		118	110,485

Playtika Holding Corp.

Term Loan, 7.07%, (6 mo. USD LIBOR + 6.00%), Maturing December 10, 2024		494	490,047

SRAM, LLC

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024		168	161,683

Steinway Musical Instruments, Inc.

Term Loan, 4.54%, (1 mo. USD LIBOR + 3.75%), Maturing February 14, 2025		70	65,513

Travel Leaders Group, LLC

Term Loan, 4.49%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024		123	93,338

Vue International Bidco PLC

Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing July 3, 2026	EUR	106	99,015

			$3,632,269

Lodging and Casinos — 1.1%

Aristocrat Technologies, Inc.

Term Loan, 2.86%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024		82	$77,784

CityCenter Holdings, LLC

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 18, 2024		414	368,037

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Lodging and Casinos (continued)

GBT III B.V.

Term Loan, Maturing February 26, 2027(3)	194	$173,357

Term Loan, Maturing February 26, 2027(3)	231	207,018

Golden Nugget, Inc.

Term Loan, 3.46%, (USD LIBOR + 2.50%), Maturing October 4, 2023(2)	234	191,579

GVC Holdings PLC

Term Loan, 3.31%, (6 mo. USD LIBOR + 2.25%), Maturing March 29, 2024	147	141,365

Hanjin International Corp.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing October 18, 2020	75	64,125

Playa Resorts Holding B.V.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 29, 2024	365	303,300

Stars Group Holdings B.V. (The)

Term Loan, 4.95%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025	497	492,220

VICI Properties 1, LLC

Term Loan, 2.42%, (1 mo. USD LIBOR + 1.75%), Maturing December 20, 2024	239	222,603

Wyndham Hotels & Resorts, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025	197	182,286

		$2,423,674

Nonferrous Metals / Minerals — 0.1%

Murray Energy Corporation

DIP Loan, 13.00%, (1 mo. USD LIBOR + 11.00%, Floor 2.00%), Maturing July 31, 2020	97	$96,890

Term Loan, 0.00%, Maturing October 17, 2022(4)	349	6,104

Noranda Aluminum Acquisition Corporation

Term Loan, 0.00%, Maturing February 28, 2021(4)	75	5,271

Oxbow Carbon, LLC

Term Loan, 4.15%, (1 mo. USD LIBOR + 3.75%), Maturing January 4, 2023	89	80,319

		$188,584

Oil and Gas — 0.9%

Ameriforge Group, Inc.

Term Loan, 8.45%, (3 mo. USD LIBOR + 7.00%), Maturing June 8, 2022	76	$66,655

Apergy Corporation

Term Loan, 2.94%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025	32	28,735

12	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)

Blackstone CQP Holdco L.P.

Term Loan, 4.62%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024	149	$137,895

Buckeye Partners L.P.

Term Loan, 3.77%, (1 mo. USD LIBOR + 2.75%), Maturing November 1, 2026	400	377,500

CITGO Petroleum Corporation

Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 28, 2024	371	334,125

Fieldwood Energy, LLC

Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing April 11, 2022	196	49,884

Matador Bidco S.a.r.l.

Term Loan, 0.50%, Maturing October 15, 2026(5)	75	69,750

Term Loan, 5.15%, (1 mo. USD LIBOR + 4.75%), Maturing October 15, 2026	75	69,750

McDermott Technology Americas, Inc.

DIP Loan, 10.37%, (USD LIBOR + 9.00%), Maturing October 21, 2020(2)	75	72,125

DIP Loan, 10.65%, (3 mo. USD LIBOR + 9.00%), Maturing October 21, 2020	67	64,021

Term Loan, 0.00%, Maturing May 9, 2025(4)	172	55,593

Prairie ECI Acquiror L.P.

Term Loan, 6.20%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	75	54,477

Term Loan, 6.20%, (3 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	119	86,111

PSC Industrial Holdings Corp.

Term Loan, 4.98%, (6 mo. USD LIBOR + 3.75%), Maturing October 11, 2024	122	99,583

RDV Resources Properties, LLC

Term Loan, 6.87%, (3 mo. USD LIBOR + 5.50%), Maturing March 29, 2024(6)	63	35,912

Sunrise Oil & Gas Properties, LLC

Term Loan, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	63	59,728

Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	63	53,595

Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	73	51,659

UGI Energy Services, LLC

Term Loan, 4.15%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026	149	134,732

		$1,901,830

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Publishing — 0.3%

Ascend Learning, LLC

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 12, 2024	171	$160,921

Getty Images, Inc.

Term Loan, 4.94%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026	147	123,459

Harland Clarke Holdings Corp.

Term Loan, 6.46%, (3 mo. USD LIBOR + 4.75%), Maturing November 3, 2023	75	47,038

LSC Communications, Inc.

Term Loan, 0.00%, Maturing September 30, 2022(4)	133	10,206

ProQuest, LLC

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026	274	261,283

Tweddle Group, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing September 17, 2023	35	27,536

		$630,443

Radio and Television — 0.6%

Diamond Sports Group, LLC

Term Loan, 3.82%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026	448	$367,435

Entercom Media Corp.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.50%), Maturing November 18, 2024	112	98,823

Entravision Communications Corporation

Term Loan, 3.15%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	127	119,659

Gray Television, Inc.

Term Loan, 3.49%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	85	80,645

Hubbard Radio, LLC

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 28, 2025	95	73,493

iHeartCommunications, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2026	75	67,331

Mission Broadcasting, Inc.

Term Loan, 3.23%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	48	44,953

Nexstar Broadcasting, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	185	174,736

Sinclair Television Group, Inc.

Term Loan, 3.32%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	100	93,157

13	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Radio and Television (continued)

Terrier Media Buyer, Inc.

Term Loan, 5.70%, (3 mo. USD LIBOR + 4.25%), Maturing December 17, 2026	274	$256,025

		$1,376,257

Retailers (Except Food and Drug) — 0.4%

Ascena Retail Group, Inc.

Term Loan, 5.63%, (USD LIBOR + 4.50%), Maturing August 21, 2022(2)	238	$56,403

Bass Pro Group, LLC

Term Loan, 6.07%, (6 mo. USD LIBOR + 5.00%), Maturing September 25, 2024	244	204,019

BJ’s Wholesale Club, Inc.

Term Loan, 3.08%, (1 mo. USD LIBOR + 2.25%), Maturing February 3, 2024	139	135,480

David’s Bridal, Inc.

Term Loan, 7.65%, (3 mo. USD LIBOR + 6.00%), 1.00% Cash, 6.65% PIK, Maturing June 30, 2023	58	47,897

Hoya Midco, LLC

Term Loan, 4.57%, (6 mo. USD LIBOR + 3.50%), Maturing June 30, 2024	170	123,368

J. Crew Group, Inc.

Term Loan, 4.31%, (USD LIBOR + 3.00%), Maturing March 5, 2021(2)	513	271,041

LSF9 Atlantis Holdings, LLC

Term Loan, 7.00%, (1 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing May 1, 2023	161	127,643

Pier 1 Imports (U.S.), Inc.

Term Loan, 0.00%, Maturing April 30, 2021(4)	95	12,403

		$978,254

Steel — 0.4%

Atkore International, Inc.

Term Loan, 4.02%, (3 mo. USD LIBOR + 2.75%), Maturing December 22, 2023	232	$223,300

GrafTech Finance, Inc.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 12, 2025	307	279,636

Neenah Foundry Company

Term Loan, 7.45%, (USD LIBOR + 6.50%), Maturing December 13, 2022(2)	104	90,802

Phoenix Services International, LLC

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 1, 2025	123	102,402

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Steel (continued)

Zekelman Industries, Inc.

Term Loan, 2.82%, (1 mo. USD LIBOR + 2.25%), Maturing January 24, 2027	125	$118,750

		$814,890

Surface Transport — 0.0%(7)

XPO Logistics, Inc.

Term Loan, 3.61%, (3 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	100	$97,250

		$97,250

Telecommunications — 1.4%

CenturyLink, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.25%), Maturing March 15, 2027	1,047	$994,744

Digicel International Finance Limited

Term Loan, 4.87%, (3 mo. USD LIBOR + 3.25%), Maturing May 28, 2024	122	100,395

Global Eagle Entertainment, Inc.

Term Loan, 8.72%, (3 mo. USD LIBOR + 7.50%), Maturing January 6, 2023	209	119,534

Intelsat Jackson Holdings S.A.

Term Loan, 6.75%, (3 mo. USD Prime + 3.50%), Maturing January 2, 2024	250	248,125

IPC Corp.

Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing August 6, 2021	181	126,461

Onvoy, LLC

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 10, 2024	121	102,456

Plantronics, Inc.

Term Loan, 2.99%, (USD LIBOR + 2.50%), Maturing July 2, 2025(2)	180	148,861

Syniverse Holdings, Inc.

Term Loan, 6.87%, (3 mo. USD LIBOR + 5.00%), Maturing March 9, 2023	147	104,223

Telesat Canada

Term Loan, 3.16%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2026	200	189,743

Zayo Group Holdings, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing March 9, 2027	375	353,321

Ziggo Financing Partnership

Term Loan, 3.31%, (1 mo. USD LIBOR + 2.50%), Maturing April 30, 2028	625	587,761

		$3,075,624

14	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Utilities — 0.4%

Brookfield WEC Holdings, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.00%), Maturing August 1, 2025	321	$305,533

Calpine Construction Finance Company L.P.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025	165	158,698

Calpine Corporation

Term Loan, 2.66%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2024	187	181,288

Lightstone Holdco, LLC

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing January 30, 2024	7	5,660

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing January 30, 2024	126	100,353

Talen Energy Supply, LLC

Term Loan, 4.15%, (1 mo. USD LIBOR + 3.75%), Maturing July 8, 2026	75	68,540

USIC Holdings, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing December 8, 2023	172	153,127

		$973,199

Total Senior Floating-Rate Loans (identified cost $78,826,770)		$70,109,275

Corporate Bonds & Notes — 16.0%
Security	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 0.8%

Bombardier, Inc.

6.00%, 10/15/22 (8)	429	$324,431

6.125%, 1/15/23 (8)	113	81,383

TransDigm, Inc.

6.50%, 7/15/24	250	232,237

6.50%, 5/15/25	1,000	900,200

6.25%, 3/15/26 (8)	179	176,038

		$1,714,289

Automotive — 0.4%

Navistar International Corp.

6.625%, 11/1/25(8)	208	$179,483

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc.

6.25%, 5/15/26(8)	129	129,968

Security	Principal Amount* (000’s omitted)	Value

Automotive (continued)

Panther BF Aggregator 2 L.P./Panther Finance Co., Inc. (continued)

8.50%, 5/15/27(8)	642	$547,080

		$856,531

Building and Development — 0.6%

Core & Main Holdings, L.P.

8.625%, (8.625% cash or 9.375% PIK), 9/15/24(8)(9)	69	$66,054

Five Point Operating Co., L.P./Five Point Capital Corp.

7.875%, 11/15/25(8)	84	81,795

Greystar Real Estate Partners, LLC

5.75%, 12/1/25(8)	187	173,209

Reliance Intermediate Holdings, L.P.

6.50%, 4/1/23(8)	675	683,302

Standard Industries, Inc.

6.00%, 10/15/25(8)	350	362,687

		$1,367,047

Business Equipment and Services — 0.9%

EIG Investors Corp.

10.875%, 2/1/24	960	$832,608

KAR Auction Services, Inc.

5.125%, 6/1/25(8)	132	114,538

ServiceMaster Co., LLC (The)

7.45%, 8/15/27	1,000	1,079,150

		$2,026,296

Cable and Satellite Television — 0.9%

CCO Holdings, LLC/CCO Holdings Capital Corp.

5.50%, 5/1/26(8)	1,000	$1,045,910

4.75%, 3/1/30(8)	75	76,849

CSC Holdings, LLC

7.50%, 4/1/28(8)	500	552,369

5.75%, 1/15/30(8)	200	208,567

TEGNA, Inc.

5.00%, 9/15/29(8)	74	66,384

		$1,950,079

Conglomerates — 0.3%

Spectrum Brands, Inc.

5.00%, 10/1/29(8)	530	$509,913

15	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Conglomerates (continued)

TMS International Holding Corp.

7.25%, 8/15/25(8)	239	$180,098

		$690,011

Containers and Glass Products — 0.6%

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC

7.00%, 7/15/24(8)	1,332	$1,343,189

		$1,343,189

Distribution & Wholesale — 0.0%(7)

Performance Food Group, Inc.

5.50%, 10/15/27(8)	69	$65,986

		$65,986

Diversified Financial Services — 0.2%

GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC

7.125%, 7/31/26(8)	460	$441,600

		$441,600

Drugs — 0.4%

Bausch Health Companies, Inc.

5.875%, 5/15/23(8)	24	$23,857

9.00%, 12/15/25(8)	338	370,279

8.50%, 1/31/27(8)	63	69,744

5.75%, 8/15/27(8)	31	32,836

Catalent Pharma Solutions, Inc.

4.875%, 1/15/26(8)	400	408,840

		$905,556

Ecological Services and Equipment — 0.7%

Covanta Holding Corp.

5.875%, 7/1/25	1,000	$974,800

GFL Environmental, Inc.

7.00%, 6/1/26(8)	96	100,627

8.50%, 5/1/27(8)	285	312,315

Waste Pro USA, Inc.

5.50%, 2/15/26(8)	25	24,895

		$1,412,637

Electronics / Electrical — 1.0%

Infor (US), Inc.

6.50%, 5/15/22	1,000	$1,005,350

Security		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)

Perusahaan Listrik Negara PT

5.25%, 10/24/42(10)		1,000	$1,029,100

Sensata Technologies, Inc.

4.375%, 2/15/30(8)		45	43,934

			$2,078,384

Energy — 0.0%(7)

Sunoco, L.P./Sunoco Finance Corp.

4.875%, 1/15/23		75	$73,485

			$73,485

Financial Intermediaries — 0.2%

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.

6.25%, 2/1/22		435	$441,286

			$441,286

Financial Services — 0.4%

Debt and Asset Trading Corp.

1.00%, 10/10/25(10)		1,060	$813,550

			$813,550

Food Products — 0.3%

Iceland Bondco PLC

4.881%, (3 mo. GBP LIBOR + 4.25%), 7/15/20(8)(11)	GBP	31	$39,001

JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc.

5.50%, 1/15/30(8)		537	546,209

			$585,210

Health Care — 1.0%

Centene Corp.

5.25%, 4/1/25(8)		635	$665,162

5.375%, 8/15/26(8)		113	121,419

HCA, Inc.

5.875%, 2/1/29		753	865,159

MPH Acquisition Holdings, LLC

7.125%, 6/1/24(8)		691	620,152

			$2,271,892

Industrial Equipment — 0.1%

Colfax Corp.

6.00%, 2/15/24(8)		36	$36,727

16	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)

Colfax Corp. (continued)

6.375%, 2/15/26(8)	59	$61,027

		$97,754

Insurance — 0.4%

Hub International, Ltd.

7.00%, 5/1/26(8)	948	$941,127

		$941,127

Internet Software & Services — 0.2%

Netflix, Inc.

5.875%, 11/15/28	230	$261,165

Riverbed Technology, Inc.

8.875%, 3/1/23(8)	260	159,900

		$421,065

Leisure Goods / Activities / Movies — 0.3%

AMC Entertainment Holdings, Inc.

6.125%, 5/15/27	2,000	$485,000

Viking Cruises, Ltd.

5.875%, 9/15/27(8)	320	219,306

		$704,306

Lodging and Casinos — 1.2%

Caesars Resort Collection, LLC/CRC Finco, Inc.

5.25%, 10/15/25(8)	657	$520,048

ESH Hospitality, Inc.

4.625%, 10/1/27(8)	91	82,582

Golden Nugget, Inc.

8.75%, 10/1/25(8)	297	168,176

Hilton Domestic Operating Co., Inc.

4.25%, 9/1/24	55	53,786

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp.

4.625%, 4/1/25	1,000	994,800

MGM Growth Properties Operating Partnership, L.P./MGP Finance Co-Issuer, Inc.

5.75%, 2/1/27	44	44,689

Stars Group Holdings B.V./Stars Group US Co-Borrower, LLC

7.00%, 7/15/26(8)	500	516,325

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.

5.25%, 5/15/27(8)	243	208,379

		$2,588,785

Security	Principal Amount* (000’s omitted)	Value

Media — 0.2%

Scripps Escrow, Inc.

5.875%, 7/15/27(8)	477	$405,283

		$405,283

Metals / Mining — 0.1%

Cleveland-Cliffs, Inc.

6.75%, 3/15/26(8)	112	$98,246

		$98,246

Nonferrous Metals / Minerals — 0.2%

First Quantum Minerals, Ltd.

7.25%, 4/1/23(8)	441	$402,545

New Gold, Inc.

6.25%, 11/15/22(8)	89	89,111

		$491,656

Oil and Gas — 1.6%

Archrock Partners L.P./Archrock Partners Finance Corp.

6.875%, 4/1/27(8)	250	$188,950

Cheniere Energy Partners, L.P.

4.50%, 10/1/29(8)	71	65,828

Great Western Petroleum, LLC/Great Western Finance Corp.

9.00%, 9/30/21(8)	1,000	680,000

Hilcorp Energy I, L.P./Hilcorp Finance Co.

6.25%, 11/1/28(8)	267	140,068

Petroleos Mexicanos

6.49%, 1/23/27(10)	512	417,869

6.50%, 3/13/27	1,256	1,024,896

5.35%, 2/12/28	212	159,002

5.95%, 1/28/31(10)	371	270,570

Tervita Corp.

7.625%, 12/1/21(8)	620	412,703

		$3,359,886

Packaging & Containers — 0.2%

ARD Finance SA

6.50%, (6.50% cash or 7.25% PIK), 6/30/27(8)(9)	520	$485,082

		$485,082

17	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Pipelines — 0.0%(7)

Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp.

5.625%, 5/1/27(8)	83	$54,473

EnLink Midstream, LLC

5.375%, 6/1/29	50	31,290

		$85,763

Radio and Television — 0.6%

Diamond Sports Group, LLC/Diamond Sports Finance Co.

5.375%, 8/15/26(8)	146	$111,646

iHeartCommunications, Inc.

6.375%, 5/1/26	27	25,732

8.375%, 5/1/27	49	41,235

Nexstar Broadcasting, Inc.

5.625%, 7/15/27(8)	62	59,499

Sirius XM Radio, Inc.

4.625%, 7/15/24(8)	124	127,075

5.50%, 7/1/29(8)	500	529,800

Terrier Media Buyer, Inc.

8.875%, 12/15/27(8)	500	415,625

		$1,310,612

Steel — 0.3%

Allegheny Technologies, Inc.

7.875%, 8/15/23	700	$645,463

Infrabuild Australia Pty, Ltd.

12.00%, 10/1/24(8)	73	62,583

		$708,046

Surface Transport — 0.2%

XPO Logistics, Inc.

6.125%, 9/1/23(8)	346	$352,124

		$352,124

Technology — 0.4%

Dell International, LLC/EMC Corp.

7.125%, 6/15/24(8)	895	$930,218

		$930,218

Telecommunications — 1.1%

Altice France Holding SA

10.50%, 5/15/27(8)	269	$291,219

Security	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

Altice France SA

7.375%, 5/1/26(8)	355	$372,626

CenturyLink, Inc.

7.50%, 4/1/24	66	71,953

Connect Finco S.a.r.l./Connect US Finco, LLC

6.75%, 10/1/26(8)	200	191,630

Hughes Satellite Systems Corp.

6.625%, 8/1/26	470	506,237

Sprint Capital Corp.

6.875%, 11/15/28	191	230,919

Sprint Communications, Inc.

6.00%, 11/15/22	25	26,552

Sprint Corp.

7.875%, 9/15/23	605	683,650

ViaSat, Inc.

5.625%, 4/15/27(8)	62	61,358

		$2,436,144

Utilities — 0.2%

AES Corp. (The)

5.50%, 4/15/25	14	$14,438

Calpine Corp.

5.75%, 1/15/25	104	104,126

5.25%, 6/1/26(8)	75	76,723

TerraForm Power Operating, LLC

4.25%, 1/31/23(8)	45	46,384

5.00%, 1/31/28(8)	70	73,758

		$315,429

Total Corporate Bonds & Notes (identified cost $38,877,329)		$34,768,554

Foreign Government Securities — 10.8%
Security	Principal Amount* (000’s omitted)	Value

Argentina — 0.4%

Republic of Argentina

3.75%, 12/31/38	947	$303,039

6.875%, 1/11/48	1,615	381,560

7.625%, 4/22/46	1,089	272,261

Total Argentina		$956,860

18	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Armenia — 0.5%

Republic of Armenia

3.95%, 9/26/29(10)		484	$451,773

7.15%, 3/26/25(10)		552	590,498

Total Armenia			$1,042,271

Bahrain — 0.4%

Kingdom of Bahrain

6.75%, 9/20/29(10)		251	$244,308

7.00%, 1/26/26(10)		393	393,229

7.00%, 10/12/28(10)		200	199,582

Total Bahrain			$837,119

Barbados — 0.5%

Government of Barbados

6.50%, 10/1/29(8)		1,316	$1,138,600

Total Barbados			$1,138,600

Belarus — 0.5%

Republic of Belarus

6.875%, 2/28/23(10)		1,185	$1,163,357

Total Belarus			$1,163,357

Benin — 0.4%

Benin Government International Bond

5.75%, 3/26/26(10)	EUR	904	$826,656

Total Benin			$826,656

Ecuador — 0.2%

Republic of Ecuador

7.875%, 3/27/25(10)		1,080	$313,200

9.50%, 3/27/30(10)		200	58,500

9.625%, 6/2/27(10)		200	57,752

Total Ecuador			$429,452

Egypt — 1.8%

Arab Republic of Egypt

8.15%, 11/20/59(10)		1,599	$1,404,530

8.50%, 1/31/47(10)		1,500	1,347,525

8.70%, 3/1/49(10)		1,331	1,200,305

Total Egypt			$3,952,360

Security	Principal Amount* (000’s omitted)	Value

Fiji — 0.4%

Republic of Fiji

6.625%, 10/2/20(10)	929	$935,093

Total Fiji		$935,093

Ghana — 0.4%

Ghana Government International Bond

8.95%, 3/26/51(10)	1,250	$954,851

Total Ghana		$954,851

Guatemala — 0.1%

Republic of Guatemala

6.125%, 6/1/50(10)	200	$209,700

Total Guatemala		$209,700

Jordan — 0.5%

Jordan Government International Bond

7.375%, 10/10/47(10)	1,200	$1,117,489

Total Jordan		$1,117,489

Lebanon — 0.1%

Lebanon Government International Bond

6.65%, 4/22/24(4)(10)	316	$50,165

7.00%, 3/20/28(4)(10)	129	21,607

7.15%, 11/20/31(4)(10)	89	14,908

8.20%, 5/17/33(4)	70	11,725

8.25%, 5/17/34(4)	58	9,715

Total Lebanon		$108,120

Paraguay — 0.1%

Republic of Paraguay

4.95%, 4/28/31(10)	230	$238,481

Total Paraguay		$238,481

Peru — 0.1%

Republic of Peru

2.392%, 1/23/26	200	$203,400

Total Peru		$203,400

Poland — 0.5%

Republic of Poland

5.125%, 4/21/21	1,100	$1,142,941

Total Poland		$1,142,941

19	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Romania — 1.0%

Romanian Government International Bond

3.375%, 1/28/50(10)	EUR	938	$876,413

4.625%, 4/3/49(10)	EUR	1,075	1,192,617

Total Romania			$2,069,030

Seychelles — 0.3%

Republic of Seychelles

8.00%, 1/1/26(10)		834	$627,306

Total Seychelles			$627,306

Suriname — 0.1%

Republic of Suriname

9.25%, 10/26/26(10)		664	$253,980

Total Suriname			$253,980

Ukraine — 2.0%

Ukraine Government International Bond

0.00%, GDP-Linked, 5/31/40(8)(10)(12)		1,836	$1,366,015

7.75%, 9/1/20(10)		160	156,041

9.75%, 11/1/28(10)		2,864	2,816,094

Total Ukraine			$4,338,150

Uruguay — 0.5%

Republica Orient Uruguay

4.375%, 10/27/27		900	$988,524

Total Uruguay			$988,524

Total Foreign Government Securities (identified cost $27,362,579)			$23,533,740

Sovereign Loans — 1.5%
Borrower		Principal Amount (000’s omitted)	Value

Kenya — 0.8%

Government of Kenya

Term Loan, 8.37%, (6 mo. USD LIBOR + 6.45%), Maturing June 29, 2025(11)		$1,850	$1,664,758

Total Kenya			$1,664,758

Borrower	Principal Amount (000’s omitted)	Value

Nigeria — 0.1%

Bank of Industry Limited

Term Loan, 7.31%, (3 mo. USD LIBOR + 6.00%), Maturing April 11, 2021(11)(13)	$360	$328,033

Total Nigeria		$328,033

Tanzania — 0.6%

Government of the United Republic of Tanzania

Term Loan, 7.12%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(11)	$1,357	$1,301,798

Total Tanzania		$1,301,798

Total Sovereign Loans (identified cost $3,558,894)		$3,294,589

Mortgage Pass-Throughs — 10.8%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

2.845%, (COF + 1.25%), with maturity at 2035(14)	$976	$983,446

3.00%, with maturity at 2050	3,943	4,179,441

4.50%, with various maturities to 2048	471	495,168

6.00%, with maturity at 2029	829	940,938

6.15%, with maturity at 2027	175	192,703

6.50%, with maturity at 2032	763	862,258

7.00%, with maturity at 2036	875	1,008,117

7.50%, with maturity at 2024	282	295,308

9.00%, with maturity at 2031	21	23,900

9.50%, with maturity at 2022	1	1,148

		$8,982,427

Federal National Mortgage Association:

3.511%, (6 mo. USD LIBOR + 1.54%), with maturity at 2037(14)	$277	$283,974

4.50%, with maturity at 2049	4,406	4,753,785

5.00%, with various maturities to 2040	1,417	1,612,109

5.50%, with various maturities to 2033	974	1,100,545

6.00%, with maturity at 2023	364	385,933

6.328%, (COF + 2.00%, Floor 6.328%), with maturity at 2032(14)	308	334,156

6.50%, with various maturities to 2036	1,876	2,129,023

7.00%, with various maturities to 2037	869	985,325

10.00%, with various maturities to 2031	13	14,327

		$11,599,177

20	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Government National Mortgage Association:

4.50%, with maturity at 2047	$1,445	$1,593,533

7.50%, with maturity at 2025	368	391,527

8.00%, with maturity at 2034	789	886,810

9.50%, with maturity at 2025	8	8,768

		$2,880,638

Total Mortgage Pass-Throughs (identified cost $22,457,366)		$23,462,242

Collateralized Mortgage Obligations — 25.6%
Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:

Series 2113, Class QG, 6.00%, 1/15/29	$373	$425,229

Series 2167, Class BZ, 7.00%, 6/15/29	348	401,144

Series 2182, Class ZB, 8.00%, 9/15/29	577	676,666

Series 4273, Class PU, 4.00%, 11/15/43	420	489,068

Series 4337, Class YT, 3.50%, 4/15/49	1,384	1,407,739

Series 4416, Class SU, 6.631%, (8.60% - 1 mo. USD LIBOR x 2.00), 12/15/44(15)	266	270,770

Series 4452, Class ZJ, 3.00%, 11/15/44	1,145	1,154,983

Series 4584, Class PM, 3.00%, 5/15/46	616	631,875

Series 4608, Class TV, 3.50%, 1/15/55	1,307	1,322,645

Series 4626, Class UZ, 3.50%, 1/15/55	1,929	1,931,112

Series 4630, Class CZ, 3.00%, 12/15/43	728	733,203

Series 4677, Class SB, 12.062%, (16.00% - 1 mo. USD LIBOR x 4.00), 4/15/47(15)	387	399,693

Series 4751, Class ZC, 4.00%, 11/15/47	4	3,630

Series 4774, Class QD, 4.50%, 1/15/43	1,462	1,509,935

Series 4776, Class C, 4.50%, 3/15/43	1,419	1,442,916

Series 4858, Class LA, 4.50%, 8/15/43	838	844,472

Series 4941, Class ZD, 3.50%, 9/25/49	322	322,383

Interest Only:(16)

Series 362, Class C7, 3.50%, 9/15/47	4,429	350,712

Series 2631, Class DS, 6.286%, (7.10% - 1 mo. USD LIBOR), 6/15/33(15)	725	114,563

Series 2770, Class SH, 6.286%, (7.10% - 1 mo. USD LIBOR), 3/15/34(15)	1,069	270,388

Series 2981, Class CS, 5.906%, (6.72% - 1 mo. USD LIBOR), 5/15/35(15)	593	120,147

Series 3114, Class TS, 5.836%, (6.65% - 1 mo. USD LIBOR), 9/15/30(15)	1,360	220,565

Series 3339, Class JI, 5.776%, (6.59% - 1 mo. USD LIBOR), 7/15/37(15)	1,827	422,840

Series 4109, Class ES, 5.336%, (6.15% - 1 mo. USD LIBOR), 12/15/41(15)	33	8,717

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)

Interest Only: (continued)

Series 4121, Class IM, 4.00%, 10/15/39	$1,712	$41,354

Series 4163, Class GS, 5.386%, (6.20% - 1 mo. USD LIBOR), 11/15/32(15)	2,914	648,933

Series 4169, Class AS, 5.436%, (6.25% - 1 mo. USD LIBOR), 2/15/33(15)	1,562	316,715

Series 4180, Class GI, 3.50%, 8/15/26	1,000	48,407

Series 4203, Class QS, 5.436%, (6.25% - 1 mo. USD LIBOR), 5/15/43(15)	1,595	284,249

Series 4212, Class SA, 5.386%, (6.20% - 1 mo. USD LIBOR), 7/15/38(15)	1,352	22,506

Series 4332, Class KI, 4.00%, 9/15/43	651	32,782

Series 4370, Class IO, 3.50%, 9/15/41	993	45,731

Series 4497, Class CS, 5.386%, (6.20% - 1 mo. USD LIBOR), 9/15/44(15)	2,517	252,360

Series 4507, Class EI, 4.00%, 8/15/44	2,702	247,439

Series 4535, Class JS, 5.286%, (6.10% - 1 mo. USD LIBOR), 11/15/43(15)	2,743	196,828

Series 4548, Class JS, 5.286%, (6.10% - 1 mo. USD LIBOR), 9/15/43(15)	2,754	208,932

Series 4629, Class QI, 3.50%, 11/15/46	2,760	181,660

Series 4644, Class TI, 3.50%, 1/15/45	2,120	108,628

Series 4653, Class PI, 3.50%, 7/15/44	1,775	41,561

Series 4667, Class PI, 3.50%, 5/15/42	3,075	95,636

Series 4676, Class DI, 4.00%, 7/15/44	3,345	111,589

Series 4744, Class IO, 4.00%, 11/15/47	2,170	201,581

Series 4749, Class IL, 4.00%, 12/15/47	1,659	157,767

Series 4767, Class IM, 4.00%, 5/15/45	1,856	68,731

Series 4768, Class IO, 4.00%, 3/15/48	2,014	193,488

Series 4772, Class PI, 4.00%, 1/15/48	1,459	140,144

Principal Only:(17)

Series 3309, Class DO, 0.00%, 4/15/37	970	916,622

Series 4478, Class PO, 0.00%, 5/15/45	542	512,241

		$20,551,279

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2018-DNA1, Class M2, 2.287%, (1 mo. USD LIBOR + 1.80%), 7/25/30(11)	$1,503	$1,337,707

		$1,337,707

Federal National Mortgage Association:

Series G-33, Class PT, 7.00%, 10/25/21	$6	$6,183

Series 1991-122, Class N, 7.50%, 9/25/21	8	8,522

Series 1994-42, Class K, 6.50%, 4/25/24	108	116,735

Series 1997-38, Class N, 8.00%, 5/20/27	200	230,778

Series 2007-74, Class AC, 5.00%, 8/25/37	1,035	1,168,479

Series 2011-49, Class NT, 6.00%, (66.00% - 1 mo. USD LIBOR x 10.00, Cap 6.00%), 6/25/41(15)	297	334,529

21	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)

Series 2012-134, Class ZT, 2.00%, 12/25/42	$1,057	$1,023,991

Series 2013-6, Class TA, 1.50%, 1/25/43	1,025	1,025,086

Series 2013-52, Class MD, 1.25%, 6/25/43	1,086	1,067,729

Series 2013-99, Class CF, 1.487%, (1 mo. USD LIBOR + 1.00%), 7/25/43(11)	437	451,392

Series 2015-74, Class SL, 2.063%, (2.349% - 1 mo. USD LIBOR x 0.587), 10/25/45(15)	867	764,946

Series 2017-15, Class LE, 3.00%, 6/25/46	899	922,687

Series 2017-66, Class ZJ, 3.00%, 9/25/57	706	706,500

Series 2017-96, Class Z, 3.00%, 12/25/57	165	165,145

Series 2017-110, Class Z, 3.00%, 2/25/57	168	166,607

Series 2018-18, Class QD, 4.50%, 5/25/45	1,215	1,268,984

Interest Only:(16)

Series 2004-46, Class SI, 5.513%, (6.00% - 1 mo. USD LIBOR), 5/25/34(15)	842	147,340

Series 2005-17, Class SA, 6.213%, (6.70% - 1 mo. USD LIBOR), 3/25/35(15)	915	234,579

Series 2006-42, Class PI, 6.103%, (6.59% - 1 mo. USD LIBOR), 6/25/36(15)	1,361	318,210

Series 2006-44, Class IS, 6.113%, (6.60% - 1 mo. USD LIBOR), 6/25/36(15)	1,120	268,548

Series 2007-50, Class LS, 5.963%, (6.45% - 1 mo. USD LIBOR), 6/25/37(15)	972	211,960

Series 2008-26, Class SA, 5.713%, (6.20% - 1 mo. USD LIBOR), 4/25/38(15)	1,321	298,945

Series 2008-61, Class S, 5.613%, (6.10% - 1 mo. USD LIBOR), 7/25/38(15)	1,945	383,103

Series 2010-109, Class PS, 6.113%, (6.60% - 1 mo. USD LIBOR), 10/25/40(15)	2,091	454,544

Series 2010-124, Class SJ, 5.563%, (6.05% - 1 mo. USD LIBOR), 11/25/38(15)	604	20,808

Series 2010-147, Class KS, 5.463%, (5.95% - 1 mo. USD LIBOR), 1/25/41(15)	2,659	456,503

Series 2010-150, Class GS, 6.263%, (6.75% - 1 mo. USD LIBOR), 1/25/21(15)	150	2,847

Series 2012-52, Class AI, 3.50%, 8/25/26	1,032	53,084

Series 2012-56, Class SU, 6.263%, (6.75% - 1 mo. USD LIBOR), 8/25/26(15)	57	1,038

Series 2012-63, Class EI, 3.50%, 8/25/40	1,774	32,585

Series 2012-103, Class GS, 5.613%, (6.10% - 1 mo. USD LIBOR), 2/25/40(15)	1,221	33,855

Series 2012-112, Class SB, 5.663%, (6.15% - 1 mo. USD LIBOR), 9/25/40(15)	2,956	170,745

Series 2012-118, Class IN, 3.50%, 11/25/42	3,148	358,806

Series 2012-150, Class PS, 5.663%, (6.15% - 1 mo. USD LIBOR), 1/25/43(15)	3,306	663,367

Series 2012-150, Class SK, 5.663%, (6.15% - 1 mo. USD LIBOR), 1/25/43(15)	1,842	348,840

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)

Interest Only: (continued)

Series 2013-23, Class CS, 5.763%, (6.25% - 1 mo. USD LIBOR), 3/25/33(15)	$1,592	$323,026

Series 2013-54, Class HS, 5.813%, (6.30% - 1 mo. USD LIBOR), 10/25/41(15)	850	66,253

Series 2014-32, Class EI, 4.00%, 6/25/44	682	82,558

Series 2014-55, Class IN, 3.50%, 7/25/44	1,794	180,673

Series 2014-80, Class BI, 3.00%, 12/25/44	3,294	292,808

Series 2014-89, Class IO, 3.50%, 1/25/45	1,401	108,626

Series 2015-14, Class KI, 3.00%, 3/25/45	3,428	297,233

Series 2015-17, Class SA, 5.713%, (6.20% - 1 mo. USD LIBOR), 11/25/43(15)	2,376	195,945

Series 2015-52, Class MI, 3.50%, 7/25/45	1,652	165,408

Series 2015-57, Class IO, 3.00%, 8/25/45	8,989	771,409

Series 2015-93, Class BS, 5.663%, (6.15% - 1 mo. USD LIBOR), 8/25/45(15)	2,743	384,771

Series 2017-46, Class NI, 3.00%, 8/25/42	2,435	81,718

Series 2018-21, Class IO, 3.00%, 4/25/48	3,789	286,106

Principal Only:(17)

Series 2006-8, Class WQ, 0.00%, 3/25/36	763	728,110

		$17,852,644

Government National Mortgage Association:

Series 2011-156, Class GA, 2.00%, 12/16/41	$396	$399,749

Series 2013-131, Class GS, 2.516%, (3.50% - 1 mo. USD LIBOR), 6/20/43(15)	756	766,178

Series 2017-82, Class TZ, 2.50%, 2/16/43	40	40,198

Series 2019-97, Class ZC, 3.50%, 8/20/49	1,813	1,814,089

Series 2019-110, Class ZD, 3.50%, 9/20/49	2,422	2,425,297

Series 2019-123, Class Z, 5.00%, 10/20/49	2,980	2,987,167

Series 2019-151, Class HZ, 3.50%, 12/20/49	1,994	1,993,361

Series 2019-152, Class HZ, 3.50%, 12/20/49	187	186,580

Series 2019-158, Class ZJ, 3.50%, 12/20/49	4,985	4,995,975

Interest Only:(16)

Series 2017-121, Class DS, 3.782%, (4.50% - 1 mo. USD LIBOR), 8/20/47(15)(16)	2,836	341,307

		$15,949,901

Total Collateralized Mortgage Obligations (identified cost $63,400,114)		$55,691,531

Commercial Mortgage-Backed Securities — 6.1%
Security	Principal Amount (000’s omitted)	Value

BAMLL Commercial Mortgage Securities Trust

Series 2019-BPR, Class ENM, 3.843%, 11/5/32(8)(18)	$795	$555,264

Series 2019-BPR, Class FNM, 3.843%, 11/5/32(8)(18)	1,605	1,080,919

22	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Citigroup Commercial Mortgage Trust

Series 2015-P1, Class D, 3.225%, 9/15/48(8)	$2,000	$1,330,299

Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust

Series 2020-01, Class M10, 4.237%, (1 mo. USD LIBOR + 3.75%), 3/25/50(8)(11)	1,000	814,463

JPMBB Commercial Mortgage Securities Trust

Series 2014-C22, Class D, 4.706%, 9/15/47(8)(18)	1,850	642,379

JPMorgan Chase Commercial Mortgage Securities Trust

Series 2011-C5, Class D, 5.599%, 8/15/46(8)(18)	1,850	1,683,384

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2015-C23, Class D, 4.293%, 7/15/50(8)(18)	1,500	1,083,903

Series 2016-C29, Class D, 3.00%, 5/15/49(8)	1,000	637,045

Series 2016-C32, Class D, 3.396%, 12/15/49(8)(18)	250	156,328

Morgan Stanley Capital I Trust

Series 2016-UBS12, Class D, 3.312%, 12/15/49(8)	1,000	624,994

RETL Trust

Series 2019-RVP, Class B, 2.364%, (1 mo. USD LIBOR + 1.55%), 3/15/36(8)(11)	545	484,060

UBS Commercial Mortgage Trust

Series 2012-C1, Class D, 5.755%, 5/10/45(8)(18)	2,000	1,585,645

UBS-Barclays Commercial Mortgage Trust

Series 2013-C6, Class D, 4.452%, 4/10/46(8)(18)	1,000	586,921

Wells Fargo Commercial Mortgage Trust

Series 2013-LC12, Class D, 4.412%, 7/15/46(8)(18)	2,000	522,463

Series 2015-C31, Class D, 3.852%, 11/15/48	922	636,726

Series 2016-C35, Class D, 3.142%, 7/15/48(8)	1,000	657,651

Series 2016-C36, Class D, 2.942%, 11/15/59(8)	500	256,570

Total Commercial Mortgage-Backed Securities (identified cost $18,657,088)		$13,339,014

Asset-Backed Securities — 13.6%
Security	Principal Amount (000’s omitted)	Value

AMMC CLO 15, Ltd.

Series 2014-15A, Class ERR, 8.129%, (3 mo. USD LIBOR + 6.91%), 1/15/32(8)(11)	$2,000	$1,150,068

AMMC CLO XII, Ltd.

Series 2013-12A, Class ER, 7.914%, (3 mo. USD LIBOR + 6.18%), 11/10/30(8)(11)	1,000	563,957

Ares LII CLO, Ltd.

Series 2019-52A, Class E, 7.648%, (3 mo. USD LIBOR + 6.55%), 4/22/31(8)(11)	1,000	742,235

Security	Principal Amount (000’s omitted)	Value

Ares XL CLO, Ltd.

Series 2016-40A, Class DR, 7.569%, (3 mo. USD LIBOR + 6.35%), 1/15/29(8)(11)	$1,000	$727,858

Ares XXXIIR CLO, Ltd.

Series 2014-32RA, Class D, 7.542%, (3 mo. USD LIBOR + 5.85%), 5/15/30(8)(11)	1,000	660,859

Barings CLO, Ltd.

Series 2017-1A, Class E, 7.135%, (3 mo. USD LIBOR + 6.00%), 7/18/29(8)(11)	2,000	1,481,996

BlueMountain CLO XXIV, Ltd.

Series 2019-24A, Class E, 7.895%, (3 mo. USD LIBOR + 6.76%), 4/20/31(8)(11)	1,250	951,795

Carlyle Global Market Strategies CLO, Ltd.

Series 2012-3A, Class DR2, 7.811%, (3 mo. USD LIBOR + 6.50%), 1/14/32(8)(11)	2,000	1,118,124

Series 2014-4RA, Class D, 6.869%, (3 mo. USD LIBOR + 5.65%), 7/15/30(8)(11)	1,000	554,907

Series 2015-5A, Class DR, 7.835%, (3 mo. USD LIBOR + 6.70%), 1/20/32(8)(11)	1,000	576,913

Cole Park CLO, Ltd.

Series 2015-1A, Class ER, 7.735%, (3 mo. USD LIBOR + 6.60%), 10/20/28(8)(11)	3,000	2,011,119

Dryden Senior Loan Fund

Series 2015-40A, Class ER, 7.442%, (3 mo. USD LIBOR + 5.75%), 8/15/31(8)(11)	1,150	795,432

Galaxy XV CLO, Ltd.

Series 2013-15A, Class ER, 7.864%, (3 mo. USD LIBOR + 6.65%), 10/15/30(8)(11)	1,440	1,014,305

Galaxy XXI CLO, Ltd.

Series 2015-21A, Class ER, 6.385%, (3 mo. USD LIBOR + 5.25%), 4/20/31(8)(11)	1,000	633,937

Galaxy XXV CLO, Ltd.

Series 2018-25A, Class E, 6.941%, (3 mo. USD LIBOR + 5.95%), 10/25/31(8)(11)	1,250	857,581

Golub Capital Partners CLO 22B, Ltd.

Series 2015-22A, Class ER, 7.135%, (3 mo. USD LIBOR + 6.00%), 1/20/31(8)(11)	2,000	1,050,126

Golub Capital Partners CLO 23M, Ltd.

Series 2015-23A, Class ER, 6.885%, (3 mo. USD LIBOR + 5.75%), 1/20/31(8)(11)	2,000	1,057,970

Madison Park Funding XXV, Ltd.

Series 2017-25A, Class D, 7.091%, (3 mo. USD LIBOR + 6.10%), 4/25/29(8)(11)	3,000	1,874,367

Magnetite XXII, Ltd.

Series 2019-22A, Class E, 7.969%, (3 mo. USD LIBOR + 6.75%), 4/15/31(8)(11)	1,000	770,295

Neuberger Berman CLO XVIII, Ltd.

Series 2014-18A, Class DR2, 7.029%, (3 mo. USD LIBOR + 5.92%), 10/21/30(8)(11)	3,000	2,037,405

23	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

OHA Credit Partners VII, Ltd.

Series 2012-7A, Class ER, 9.195%, (3 mo. USD LIBOR + 7.50%), 11/20/27(8)(11)	$4,000	$2,978,760

Palmer Square CLO, Ltd.

Series 2013-2A, Class DRR, 6.985%, (3 mo. USD LIBOR + 5.85%), 10/17/31(8)(11)	2,000	1,400,814

Series 2015-1A, Class DR2, 7.946%, (3 mo. USD LIBOR + 6.25%), 5/21/29(8)(11)	2,000	1,459,670

Regatta IX Funding, Ltd.

Series 2017-1A, Class E, 7.135%, (3 mo. USD LIBOR + 6.00%), 4/17/30(8)(11)	2,000	1,355,414

THL Credit Wind River CLO, Ltd.

Series 2017-1A, Class E, 7.555%, (3 mo. USD LIBOR + 6.42%), 4/18/29(8)(11)	1,050	636,157

Voya CLO, Ltd.

Series 2015-3A, Class DR, 7.335%, (3 mo. USD LIBOR + 6.20%), 10/20/31(8)(11)	2,000	1,089,828

Total Asset-Backed Securities (identified cost $44,361,390)		$29,551,892

Common Stocks — 0.5%
Security	Shares	Value

Automotive — 0.0%(7)

Dayco Products, LLC(19)(20)	8,898	$66,735

		$66,735

Electronics / Electrical — 0.0%(7)

Answers Corp.(6)(19)	5,814	$10,756

		$10,756

Health Care — 0.0%

New Millennium Holdco, Inc.(6)(19)(20)	8,641	$0

		$0

Oil and Gas — 0.1%

AFG Holdings, Inc.(6)(19)(20)	3,122	$65,936

RDV Resources, Inc., Class A(6)(19)(20)	4,228	0

Samson Resources II, LLC, Class A(19)(20)	4,171	76,121

Sunrise Oil Gas, Inc., Class A(19)(20)	9,281	64,967

		$207,024

Publishing — 0.3%

ION Media Networks, Inc.(6)(19)	1,357	$559,844

Tweddle Group, Inc.(6)(19)(20)	333	2,244

		$562,088

Security	Shares	Value

Radio and Television — 0.1%

Clear Channel Outdoor Holdings, Inc.(19)(20)	$11,266	$10,869

Cumulus Media, Inc., Class A(19)(20)	6,722	29,779

iHeartMedia, Inc., Class A(19)(20)	4,791	33,633

		$74,281

Retailers (Except Food and Drug) — 0.0%(7)

David’s Bridal, LLC(6)(19)(20)	4,108	$31,303

		$31,303

Total Common Stocks (identified cost $806,249)		$952,187

Preferred Stocks — 0.0%(7)
Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%(7)

David’s Bridal, LLC, Series A, 8.00% (PIK)(6)(19)(20)	114	$9,120

David’s Bridal, LLC, Series B, 10.00% (PIK)(6)(19)(20)	466	37,727

Total Preferred Stocks (identified cost $37,727)		$46,847

Warrants — 0.0%
Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC, Exp. 11/26/22(6)(19)(20)	793	$0

Total Warrants (identified cost $0)		$0

Miscellaneous — 0.0%(7)
Security	Shares	Value

Oil and Gas — 0.0%(7)

Paragon Offshore Finance Company, Class A(19)(20)	270	$81

Paragon Offshore Finance Company, Class B(19)(20)	135	2,599

Total Miscellaneous (identified cost $2,936)		$2,680

24	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 6.3%
U.S. Treasury Obligations — 0.5%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill , 0.00%, 5/21/20	$1,000	$999,951

Total U.S. Treasury Obligations (identified cost $999,933)		$999,951

Other — 5.8%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.47%(21)	12,574,236	$12,574,236

Total Other (identified cost $12,572,367)		$12,574,236

Total Short-Term Investments (identified cost $13,572,300)		$13,574,187

Total Investments — 123.4% (identified cost $311,920,742)		$268,326,738

Less Unfunded Loan Commitments — (0.1)%		$(75,000)

Net Investments — 123.3% (identified cost $311,845,742)		$268,251,738

Other Assets, Less Liabilities — (23.3)%		$(50,760,640)

Net Assets — 100.0%		$217,491,098

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(2)

The stated interest rate represents the weighted average interest rate at April 30, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(3)	This Senior Loan will settle after April 30, 2020, at which time the interest rate will be determined.
(4)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At April 30, 2020, the total value of unfunded loan commitments is $69,750. See Note 1F for description.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(7)	Amount is less than 0.05%.

(8)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2020, the aggregate value of these securities is $65,187,052 or 30.0% of the Fund’s net assets.

(9)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(10)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities is $21,613,064 or 9.9% of the Fund’s net assets.

(11)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2020.

(12)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(13)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(14)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2020.

(15)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2020.

(16)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(17)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(18)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2020.

(19)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(20)	Non-income producing security.

(21)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2020.

25	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

EUR	279,008	USD	303,785	5/8/20	$1,981

USD	311,346	EUR	279,009	5/8/20	5,579

USD	2,113,575	EUR	1,941,187	5/8/20	(13,783)

USD	912,472	EUR	844,343	7/6/20	(13,974)

EUR	113,598	USD	128,119	7/17/20	(3,445)

USD	955,403	EUR	847,116	7/17/20	25,690

					$2,048

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	733,518	USD	803,325	Bank of America, N.A.	5/5/20	$500	$—

EUR	1,266,177	USD	1,386,843	Standard Chartered Bank	5/5/20	696	—

USD	62,687	EUR	57,406	HSBC Bank USA, N.A.	5/5/20	—	(221)

USD	1,225,720	EUR	1,115,696	Standard Chartered Bank	5/5/20	3,085	—

USD	41,027	EUR	37,792	Standard Chartered Bank	5/5/20	—	(388)

USD	60,101	EUR	55,282	State Street Bank and Trust Company	5/5/20	—	(480)

USD	796,819	EUR	733,518	UBS AG	5/5/20	—	(7,006)

USD	38,441	GBP	30,897	State Street Bank and Trust Company	5/29/20	—	(477)

EUR	733,518	USD	797,272	UBS AG	6/2/20	6,983	—

USD	1,387,564	EUR	1,266,177	Standard Chartered Bank	6/2/20	—	(717)

						$11,264	$(9,289)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Interest Rate Futures

U.S. 10-Year Treasury Note	148	Long	6/19/20	$20,581,250	$810,266

U.S. Long Treasury Bond	23	Long	6/19/20	4,163,719	336,784

U.S. Ultra 10-Year Treasury Note	68	Long	6/19/20	10,678,125	271,880

U.S. Ultra-Long Treasury Bond	7	Long	6/19/20	1,573,469	156,014

5-Year USD Deliverable Interest Rate Swap	(6)	Short	6/15/20	(625,547)	(4,922)

10-Year USD Deliverable Interest Rate Swap	(7)	Short	6/15/20	(742,328)	1,805

Euro-Bobl	(4)	Short	6/8/20	(595,923)	921

U.S. 5-Year Treasury Note	(2)	Short	6/30/20	(250,969)	(469)

U.S. Long Treasury Bond	(7)	Short	6/19/20	(1,267,219)	(94,802)

					$1,477,477

26	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

EUR	550	Receives	6-month EURIBOR (pays semi-annually)	(0.53)% (pays annually)	8/22/24	$ 6,345	$—	$6,345

EUR	108	Receives	6-month EURIBOR (pays semi-annually)	0.37% (pays annually)	2/12/50	(15,479)	—	(15,479)

EUR	91	Receives	6-month EURIBOR (pays semi-annually)	0.38% (pays annually)	2/13/50	(13,241)	2	(13,239)

EUR	106	Receives	6-month EURIBOR (pays semi-annually)	0.39% (pays annually)	2/13/50	(15,651)	—	(15,651)

EUR	27	Receives	6-month EURIBOR (pays semi-annually)	0.38% (pays annually)	2/13/50	(3,955)	—	(3,955)

EUR	141	Receives	6-month EURIBOR (pays semi-annually)	0.35% (pays annually)	2/18/50	(19,388)	—	(19,388)

EUR	217	Receives	6-month EURIBOR (pays semi-annually)	0.34% (pays annually)	2/20/50	(28,856)	—	(28,856)

EUR	310	Receives	6-month EURIBOR (pays semi-annually)	0.32% (pays annually)	2/21/50	(39,118)	—	(39,118)

USD	335	Receives	3-month USD-LIBOR (pays quarterly)	1.93% (pays semi-annually)	11/3/20	(4,316)	—	(4,316)

USD	1,220	Receives	3-month USD-LIBOR (pays quarterly)	0.55% (pays semi-annually)	3/12/23	(7,140)	—	(7,140)

USD	188	Receives	3-month USD-LIBOR (pays quarterly)	1.46% (pays semi-annually)	1/30/25	(10,014)	—	(10,014)

USD	400	Receives	3-month USD-LIBOR (pays quarterly)	1.41% (pays semi-annually)	2/3/25	(18,692)	—	(18,692)

USD	500	Receives	3-month USD-LIBOR (pays quarterly)	0.43% (pays semi-annually)	4/30/25	(101)	—	(101)

USD	1,042	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/16/26	(88,327)	—	(88,327)

USD	850	Receives	3-month USD-LIBOR (pays quarterly)	0.68% (pays semi-annually)	4/16/27	(7,907)	—	(7,907)

USD	730	Receives	3-month USD-LIBOR (pays quarterly)	0.57% (pays semi-annually)	4/17/27	(1,475)	—	(1,475)

USD	796	Receives	3-month USD-LIBOR (pays quarterly)	2.63% (pays semi-annually)	3/25/29	(140,268)	6,724	(133,544)

USD	2,309	Receives	3-month USD-LIBOR (pays quarterly)	2.09% (pays semi-annually)	7/15/29	(313,667)	722	(312,945)

USD	1,390	Receives	3-month USD-LIBOR (pays quarterly)	1.74% (pays semi-annually)	12/12/29	(150,865)	—	(150,865)

USD	170	Receives	3-month USD-LIBOR (pays quarterly)	1.58% (pays semi-annually)	2/14/30	(15,107)	—	(15,107)

USD	350	Receives	3-month USD-LIBOR (pays quarterly)	1.57% (pays semi-annually)	2/14/30	(30,796)	—	(30,796)

USD	430	Receives	3-month USD-LIBOR (pays quarterly)	1.56% (pays semi-annually)	2/18/30	(37,839)	—	(37,839)

USD	255	Receives	3-month USD-LIBOR (pays quarterly)	0.80% (pays semi-annually)	4/15/30	(3,384)	—	(3,384)

27	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	190	Receives	3-month USD-LIBOR (pays quarterly)	0.63% (pays semi-annually)	4/27/30	$ 488	$—	$488

USD	525	Receives	3-month USD-LIBOR (pays quarterly)	2.88% (pays semi-annually)	1/31/49	(278,904)	(265)	(279,169)

USD	68	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	8/27/49	(15,313)	—	(15,313)

USD	30	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	8/28/49	(6,303)	—	(6,303)

USD	41	Receives	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	9/12/49	(9,261)	—	(9,261)

USD	650	Receives	3-month USD-LIBOR (pays quarterly)	1.87% (pays semi-annually)	10/25/49	(175,745)	—	(175,745)

USD	294	Receives	3-month USD-LIBOR (pays quarterly)	1.82% (pays semi-annually)	12/6/49	(75,890)	—	(75,890)

USD	41	Receives	3-month USD-LIBOR (pays quarterly)	1.81% (pays semi-annually)	12/6/49	(10,565)	—	(10,565)

USD	15	Receives	3-month USD-LIBOR (pays quarterly)	1.90% (pays semi-annually)	1/8/50	(4,285)	—	(4,285)

USD	100	Receives	3-month USD-LIBOR (pays quarterly)	0.79% (pays semi-annually)	4/23/50	1,375	—	1,375

Total						$(1,533,644)	$7,183	$(1,526,461)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Colombia	$5,000	1.00% (pays quarterly)(1)	6/20/25	2.39%	$(332,597)	$462,141	$129,544

Indonesia	4,760	1.00% (pays quarterly)(1)	6/20/25	2.09	(247,550)	328,570	81,020

Mexico	2,500	1.00% (pays quarterly)(1)	6/20/25	2.55	(184,298)	187,325	3,027

Peru	5,000	1.00% (pays quarterly)(1)	6/20/25	1.05	(7,272)	97,647	90,375

Poland	2,500	1.00% (pays quarterly)(1)	6/20/23	0.41	49,564	(29,948)	19,616

Turkey	500	1.00% (pays quarterly)(1)	6/20/20	5.13	(2,329)	2,273	(56)

Turkey	220	1.00% (pays quarterly)(1)	6/20/21	5.62	(11,012)	12,518	1,506

Turkey	1,160	1.00% (pays quarterly)(1)	6/20/25	5.77	(236,200)	213,413	(22,787)

Total	$21,640				$(971,694)	$1,273,939	$302,245

28	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Portfolio of Investments (Unaudited) — continued

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Croatia	Nomura International PLC	$5,000	1.00% (pays quarterly)(1)	12/20/21	0.30%	$ 64,108	$75,353	$139,461

Cyprus	Goldman Sachs International	5,000	1.00% (pays quarterly)(1)	12/20/21	0.68	32,508	88,820	121,328

Dubai	Bank of America, N.A.	2,000	1.00% (pays quarterly)(1)	12/20/22	2.50	(74,439)	16,842	(57,597)

Dubai	Bank of America, N.A.	3,000	1.00% (pays quarterly)(1)	6/20/23	2.57	(138,559)	8,552	(130,007)

Hungary	Barclays Bank PLC	2,200	1.00% (pays quarterly)(1)	12/20/21	0.35	26,142	3,381	29,523

Kazakhstan	Barclays Bank PLC	2,500	1.00% (pays quarterly)(1)	12/20/22	0.94	7,147	20,104	27,251

Romania	Barclays Bank PLC	2,200	1.00% (pays quarterly)(1)	12/20/21	1.41	(12,272)	(1,698)	(13,970)

Total		$21,900				$(95,365)	$211,354	$115,989

*

If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At April 30, 2020, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $43,540,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) on the notional amount of the credit default swap contract.

***

Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

COF	–	Cost of Funds 11th District

DIP	–	Debtor In Possession

EURIBOR	–	Euro Interbank Offered Rate

GDP	–	Gross Domestic Product

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

29	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Unaffiliated investments, at value (identified cost, $299,273,375)	$255,677,502

Affiliated investment, at value (identified cost, $12,572,367)	12,574,236

Cash	1,186,860

Deposits for derivatives collateral —

Financial futures contracts	724,567

Centrally cleared derivatives	6,003,903

OTC derivatives	110,000

Foreign currency, at value (identified cost, $292,746)	295,078

Interest receivable	2,276,821

Dividends receivable from affiliated investment	6,104

Receivable for investments sold	1,601,942

Receivable for variation margin on open financial futures contracts	52,831

Receivable for variation margin on open centrally cleared derivatives	4,778

Receivable for open forward foreign currency exchange contracts	11,264

Receivable for open swap contracts	317,563

Upfront payments on open non-centrally cleared swap contracts	1,698

Prepaid upfront fees on notes payable	50,390

Prepaid expenses and other assets	11,834

Total assets	$280,907,371

Liabilities

Notes payable	$61,000,000

Cash collateral due to broker	110,000

Payable for investments purchased	1,226,528

Payable for open forward foreign currency exchange contracts	9,289

Payable for open swap contracts	201,574

Upfront receipts on open non-centrally cleared swap contracts	213,052

Payable to affiliates:

Investment adviser fee	224,421

Trustees’ fees	1,822

Accrued expenses	429,587

Total liabilities	$63,416,273

Net Assets	$217,491,098

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 17,880,596 shares issued and outstanding	$178,806

Additional paid-in capital	271,593,248

Accumulated loss	(54,280,956)

Net Assets	$217,491,098

Net Asset Value

($217,491,098 ÷ 17,880,596 common shares issued and outstanding)	$12.16

30	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Interest and other income	$7,689,968

Dividends from affiliated investment	107,787

Total investment income	$7,797,755

Expenses

Investment adviser fee	$1,557,077

Trustees’ fees and expenses	10,900

Custodian fee	112,755

Transfer and dividend disbursing agent fees	8,988

Legal and accounting services	74,413

Printing and postage	20,844

Interest expense and fees	989,512

Miscellaneous	31,082

Total expenses	$2,805,571

Net investment income	$4,992,184

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(4,031,272)

Investment transactions — affiliated investment	(682)

Financial futures contracts	3,186,981

Swap contracts	(3,481,322)

Foreign currency transactions	2,140

Forward foreign currency exchange contracts	71,004

Net realized loss	$(4,253,151)

Change in unrealized appreciation (depreciation) —

Investments	$(34,942,966)

Investments — affiliated investment	357

Financial futures contracts	1,601,561

Swap contracts	(1,439,333)

Foreign currency	6,468

Forward foreign currency exchange contracts	7,345

Net change in unrealized appreciation (depreciation)	$(34,766,568)

Net realized and unrealized loss	$(39,019,719)

Net decrease in net assets from operations	$(34,027,535)

31	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$4,992,184	$13,070,042

Net realized gain (loss)	(4,253,151)	165,914

Net change in unrealized appreciation (depreciation)	(34,766,568)	(2,278,648)

Net increase (decrease) in net assets from operations	$(34,027,535)	$10,957,308

Distributions to shareholders	$(8,130,307)	$(15,019,701)

Net decrease in net assets	$(42,157,842)	$(4,062,393)

Net Assets

At beginning of period	$259,648,940	$263,711,333

At end of period	$217,491,098	$259,648,940

32	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended April 30, 2020

Net decrease in net assets from operations	$(34,027,535)

Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:

Investments purchased	(75,133,419)

Investments sold and principal repayments	83,877,424

Decrease in short-term investments, net	12,396,659

Net amortization/accretion of premium (discount)	3,202,400

Amortization of prepaid upfront fees on notes payable	29,655

Decrease in interest receivable	566,925

Decrease in dividends receivable from affiliated investment	20,839

Decrease in receivable for variation margin on open financial futures contracts	489,928

Increase in receivable for variation margin on open centrally cleared derivatives	(4,778)

Increase in receivable for open forward foreign currency exchange contracts	(7,877)

Decrease in receivable for open swap contracts	211,367

Decrease in upfront payments on open non-centrally swap contracts	518

Decrease in prepaid expenses and other assets	1,471

Decrease in cash collateral due to broker	(19)

Decrease in payable for variation margin on open centrally cleared derivatives	(207,191)

Decrease in payable for open forward foreign currency exchange contracts	(4,541)

Increase in payable for open swap contracts	201,574

Decrease in upfront receipts on open non-centrally cleared swap contracts	(59,337)

Decrease in payable to affiliate for investment adviser fee	(51,958)

Decrease in payable to affiliate for Trustees’ fees	(28)

Decrease in accrued expenses	(70,902)

Increase in unfunded loan commitments	63,739

Net change in unrealized (appreciation) depreciation from investments	34,942,609

Net realized loss from investments	4,031,954

Net cash provided by operating activities	$30,469,477

Cash Flows From Financing Activities

Cash distributions paid	$(8,130,307)

Payment of upfront fees on notes payable	(57,500)

Proceeds from notes payable	20,000,000

Repayments of notes payable	(44,000,000)

Net cash used in financing activities	$(32,187,807)

Net decrease in cash and restricted cash*	$(1,718,330)

Cash and restricted cash at beginning of period (including foreign currency)	$10,038,738

Cash and restricted cash at end of period (including foreign currency)	$8,320,408

Supplemental disclosure of cash flow information

Cash paid for interest and fees on borrowings	$1,145,481

*	Includes net change in unrealized appreciation (depreciation) on foreign currency of $2,498.

33	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Statement of Cash Flows (Unaudited) — continued

The following table provides a reconciliation of cash and restricted cash reported within the Statement of Assets and Liabilities that sum to the total of such amounts shown on the Statement of Cash Flows.

April 30, 2020

Cash	$1,186,860

Deposits for derivatives collateral —

Financial futures contracts	724,567

Centrally cleared derivatives	6,003,903

OTC derivatives	110,000

Foreign currency	295,078

Total cash and restricted cash as shown on the Statement of Cash Flows	$8,320,408

34	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Financial Highlights

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
			2019	2018	2017	2016	2015

Net asset value — Beginning of period	$14.520		$14.750	$15.310	$15.050	$15.370	$16.460

Income (Loss) From Operations

Net investment income(1)	$0.279		$0.731	$0.688	$0.702	$0.723	$0.777

Net realized and unrealized gain (loss)	(2.184)		(0.121)	(0.399)	0.544	0.030	(0.860)

Total income (loss) from operations	$(1.905)		$0.610	$0.289	$1.246	$0.753	$(0.083)

Less Distributions

From net investment income	$(0.455)		$(0.840)	$(0.849)	$(0.913)	$(0.635)	$(0.512)

Tax return of capital	—		—	—	(0.073)	(0.445)	(0.568)

Total distributions	$(0.455)		$(0.840)	$(0.849)	$(0.986)	$(1.080)	$(1.080)

Anti-dilutive effect of share repurchase program (see Note 5)(1)	$—		$—	$—	$—	$0.007	$0.073

Net asset value — End of period	$12.160		$14.520	$14.750	$15.310	$15.050	$15.370

Market value — End of period	$11.320		$13.210	$12.700	$14.190	$13.360	$13.580

Total Investment Return on Net Asset Value(2)	(13.17	)%(3)	4.93%	2.56%	9.16%	6.10%	0.84%

Total Investment Return on Market Value(2)	(11.15	)%(3)	10.87%	(4.63)%	13.86%	6.60%	0.87%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$217,491		$259,649	$263,711	$273,837	$269,154	$275,694

Ratios (as a percentage of average daily net assets):

Expenses excluding interest and fees(5)	1.46	%(4)	1.41%	1.43%	1.49%	1.53%	1.51%

Interest and fee expense(6)	0.80	%(4)	1.14%	0.93%	0.72%	0.61%	0.48%

Total expenses(5)	2.26	%(4)	2.55%	2.36%	2.21%	2.14%	1.99%

Net investment income	4.02	%(4)	4.97%	4.57%	4.61%	4.81%	4.84%

Portfolio Turnover	23	%(3)	46%	32%	50%	42%	34%

Senior Securities:

Total notes payable outstanding (in 000’s)	$61,000		$85,000	$76,000	$83,000	$102,000	$123,000

Asset coverage per $1,000 of notes payable(7)	$4,565		$4,055	$4,470	$4,299	$3,639	$3,241

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Annualized.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(6)	Interest and fee expense relates to borrowings for the purpose of financial leverage (see Note 7).

(7)	Calculated by subtracting the Fund’s total liabilities (not including the notes payable) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.

35	See Notes to Financial Statements.

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Short Duration Diversified Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund may, as a secondary objective, also seek capital appreciation to the extent consistent with its primary goal of high current income.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in

36

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest, if any, have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At April 30, 2020, the Fund had sufficient cash and/or securities to cover these commitments.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

37

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

J  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Fund and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

K  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

L  Credit Default Swaps — When the Fund is the buyer of a credit default swap contract, the Fund is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When the Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 9. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

M  Stripped Mortgage-Backed Securities — The Fund may invest in Interest Only (IO) and Principal Only (PO) securities, a form of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Fund may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

N  Interim Financial Statements — The interim financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

38

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

2  Distributions to Shareholders and Income Tax Information

The Fund intends to make monthly distributions to shareholders and at least one distribution annually of all or substantially all of its net realized capital gains. In its distributions, the Fund intends to include amounts attributable to the imputed interest on foreign currency exposures through long and short positions in forward currency exchange contracts (represented by the difference between the foreign currency spot rate and the foreign currency forward rate) and the imputed interest derived from certain other derivative positions. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. In certain circumstances, a portion of distributions to shareholders may include a return of capital component.

At October 31, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $2,881,330 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2019, $819,542 are short-term and $2,061,788 are long-term.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$314,362,691

Gross unrealized appreciation	$6,641,495

Gross unrealized depreciation	(52,379,175)

Net unrealized depreciation	$(45,737,680)

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement between the Fund and EVM, the fee is computed at an annual rate of 0.75% of the Fund’s average daily total leveraged assets, subject to the limitation described below, and is payable monthly. Total leveraged assets as referred to herein represent net assets plus liabilities or obligations attributable to investment leverage and the notional value of long and short forward foreign currency contracts, futures contracts and swaps held by the Fund. The notional value of a contract for purposes of calculating total leveraged assets is the stated dollar value of the underlying reference instrument at the time the derivative position is entered into and remains constant throughout the life of the derivative contract. However, the derivative contracts are marked-to-market daily and any unrealized appreciation or depreciation is reflected in the Fund’s net assets. When the Fund holds both long and short forward currency contracts in the same foreign currency, the offsetting positions are netted for purposes of determining total leveraged assets. When the Fund holds other long and short positions in foreign obligations in a given country denominated in the same currency, total leveraged assets are calculated by excluding the smaller of the long or short position.

The investment advisory agreement provides that if investment leverage exceeds 40% of the Fund’s total leveraged assets, EVM will not receive a management fee on total leveraged assets in excess of this amount. As of April 30, 2020, the Fund’s investment leverage was 41% of its total leveraged assets. For the six months ended April 30, 2020, the Fund’s investment adviser fee amounted to $1,557,077 or 0.72% (annualized) of the Fund’s average daily total leveraged assets and 1.25% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Fund, but receives no compensation.

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

39

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, for the six months ended April 30, 2020 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$16,490,452	$24,473,970

U.S. Government and Agency Securities	51,637,900	60,869,469

	$68,128,352	$85,343,439

5  Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund for the six months ended April 30, 2020 and the year ended October 31, 2019.

In November 2013, the Board of Trustees initially approved a share repurchase program for the Fund. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Fund is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended April 30, 2020 and the year ended October 31, 2019.

According to filings made on Schedule 13D and 13G pursuant to Sections 13(d) and 13(g) of the Securities Exchange Act of 1934, as amended, one shareholder owned 36.6% of the Fund’s common shares.

6  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include financial futures contracts, forward foreign currency exchange contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2020 is included in the Portfolio of Investments. At April 30, 2020, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objectives, the Fund is subject to the following risks:

Credit Risk: The Fund enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase of securities.

Foreign Exchange Risk: The Fund holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including futures contracts and interest rate swaps to manage the duration of its portfolio and to hedge against fluctuations in securities prices due to interest rates.

The Fund enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $234,559. The aggregate fair value of assets pledged as collateral by the Fund for such liability was $210,990 at April 30, 2020.

The OTC derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset

40

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at April 30, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2020.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2020 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate		Total

Accumulated loss	$49,564 *	$33,250 *	$1,585,878	*	$1,668,692

Receivable for open forward foreign currency exchange contracts	—	11,264	—		11,264

Receivable/Payable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	129,905	—	—		129,905

Total Asset Derivatives	$179,469	$44,514	$1,585,878		$1,809,861

Derivatives not subject to master netting or similar agreements	$49,564	$33,250	$1,585,878		$1,668,692

Total Asset Derivatives subject to master netting or similar agreements	$129,905	$11,264	$—		$141,169

Accumulated loss	$(1,021,258)*	$(31,202)*	$(1,642,045	)*	$(2,694,505)

Payable for open forward foreign currency exchange contracts	—	(9,289)	—		(9,289)

Payable/Receivable for open swap contracts; Upfront payments/receipts on open non-centrally cleared swap contracts	(225,270)	—	—		(225,270)

Total Liability Derivatives	$(1,246,528)	$(40,491)	$(1,642,045)		$(2,929,064)

Derivatives not subject to master netting or similar agreements	$(1,021,258)	$(31,202)	$(1,642,045)		$(2,694,505)

Total Liability Derivatives subject to master netting or similar agreements	$(225,270)	$(9,289)	$—		$(234,559)

*

For futures contracts and centrally cleared derivatives, amount represents value as shown in the Portfolio of Investments. Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open financial futures contracts and centrally cleared derivatives, as applicable.

41

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of April 30, 2020.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$500	$(500)	$—	$—	$—	$—

Barclays Bank PLC	33,289	(12,272)	—	(21,017)	—	110,000

Goldman Sachs International	32,508	—	—	—	32,508	—

Nomura International PLC	64,108	—	(64,108)	—	—	—

Standard Chartered Bank	3,781	(1,105)	—	—	2,676	—

UBS AG	6,983	(6,983)	—	—	—	—

	$141,169	$(20,860)	$(64,108)	$(21,017)	$35,184	$110,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(212,998)	$500	$210,990	$—	$(1,508)	$—

Barclays Bank PLC	(12,272)	12,272	—	—	—	—

HSBC Bank USA, N.A.	(221)	—	—	—	(221)	—

Standard Chartered Bank	(1,105)	1,105	—	—	—	—

State Street Bank and Trust Company	(957)	—	—	—	(957)	—

UBS AG	(7,006)	6,983	—	—	(23)	—

	$(234,559)	$20,860	$210,990	$—	$(2,709)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$110,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

42

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended April 30, 2020 was as follows:

Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total

Net realized gain (loss) —

Financial futures contracts	$—	$—	$3,186,981	$3,186,981

Swap contracts	(1,954,585)	—	(1,526,737)	(3,481,322)

Forward foreign currency exchange contracts	—	71,004	—	71,004

Total	$(1,954,585)	$71,004	$1,660,244	$(223,337)

Change in unrealized appreciation (depreciation) —

Financial futures contracts	$—	$—	$1,601,561	$1,601,561

Swap contracts	(441,489)	—	(997,844)	(1,439,333)

Forward foreign currency exchange contracts	—	7,345	—	7,345

Total	$(441,489)	$7,345	$603,717	$169,573

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2020, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Swap Contracts

$36,150,000	$5,237,000	$11,512,000	$69,939,000

*	The average notional amount of forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

7  Credit Agreement

The Fund has entered into a Credit Agreement (the Agreement) with a bank to borrow up to a limit of $115 million ($120 million prior to March 17, 2020) pursuant to a 364-day revolving line of credit. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate above the London Interbank Offered Rate (LIBOR) and is payable monthly. Under the terms of the Agreement, in effect through March 16, 2021, the Fund pays a commitment fee of 0.15% on the borrowing limit. In connection with the renewal of the Agreement on March 19, 2020, the Fund paid an upfront fee of $57,500, which is being amortized to interest expense through March 16, 2021. The unamortized balance at April 30, 2020 is approximately $50,000 and is included in prepaid upfront fees on notes payable on the Statement of Assets and Liabilities. Also included in interest expense is $22,545 of amortization of previously paid upfront fees related to the period from November 1, 2019 through March 17, 2020 when the Agreement was renewed. The Fund is required to maintain certain net asset levels during the term of the Agreement. At April 30, 2020, the Fund had borrowings outstanding under the Agreement of $61,000,000 at an annual interest rate of 0.98%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at April 30, 2020 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 9) at April 30, 2020. For the six months ended April 30, 2020, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $77,532,967 and 2.23%, respectively.

43

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

8  Investments in Affiliated Funds

At April 30, 2020, the value of the Fund’s investment in affiliated funds was $12,574,236, which represents 5.8% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended April 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$24,972,867	$114,721,826	$(127,120,132)	$(682)	$357	$12,574,236	$107,787	12,574,236

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

44

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

At April 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$69,998,363	$35,912	$70,034,275

Corporate Bonds & Notes	—	34,768,554	—	34,768,554

Foreign Government Securities	—	23,533,740	—	23,533,740

Sovereign Loans	—	3,294,589	—	3,294,589

Mortgage Pass-Throughs	—	23,462,242	—	23,462,242

Collateralized Mortgage Obligations	—	55,691,531	—	55,691,531

Commercial Mortgage-Backed Securities	—	13,339,014	—	13,339,014

Asset-Backed Securities	—	29,551,892	—	29,551,892

Common Stocks	74,281	207,823	670,083	952,187

Preferred Stocks	—	—	46,847	46,847

Warrants	—	—	0	0

Miscellaneous	—	2,680	—	2,680

Short-Term Investments —

U.S. Treasury Obligations	—	999,951	—	999,951

Other	—	12,574,236	—	12,574,236

Total Investments	$74,281	$267,424,615	$752,842	$268,251,738

Forward Foreign Currency Exchange Contracts	$—	$44,514	$—	$44,514

Futures Contracts	1,577,670	—	—	1,577,670

Swap Contracts	—	187,677	—	187,677

Total	$1,651,951	$267,656,806	$752,842	$270,061,599

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(40,491)	$—	$(40,491)

Futures Contracts	(100,193)	—	—	(100,193)

Swap Contracts	—	(2,788,380)	—	(2,788,380)

Total	$(100,193)	$(2,828,871)	$—	$(2,929,064)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2020 is not presented.

10  Risks and Uncertainties

Risks Associated with Foreign Investments

The Fund’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

45

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Notes to Financial Statements (Unaudited) — continued

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund’s investments.

46

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Annual Meeting of Shareholders (Unaudited)

The Fund held its Annual Meeting of Shareholders on February 13, 2020. The following action was taken by the shareholders:

Item 1:  The election of Mark R. Fetting, Valerie A. Mosley, Helen Frame Peters and Marcus L. Smith as Class III Trustees of the Fund, each for a three-year term expiring in 2023.

Nominee for Trustee Elected by All Shareholders	Number of Shares
	For	Withheld

Mark R. Fetting	16,558,655	150,768

Valerie A. Mosley	16,544,372	165,051

Helen Frame Peters	16,522,858	186,565

Marcus L. Smith	16,541,724	167,699

47

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process – Eaton Vance Funds

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

48

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Short Duration Diversified Income Fund (the “Fund”) and Eaton Vance Management (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk and special considerations relevant to investing in senior, secured floating rate loans, foreign debt obligations, including debt of emerging market

49

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

issuers, and mortgage-backed securities. The Board considered the Adviser’s in-house research capabilities as well as other resources available to personnel of the Adviser. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. The Board considered the deep experience of the Adviser and its affiliates with managing and operating funds organized as exchange-listed closed-end funds, such as the Fund. In this regard, the Board considered, among other things, the Adviser’s and its affiliates’ experience with implementing leverage arrangements, monitoring and assessing trading price discounts and premiums and adhering to the requirements of securities exchanges.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as a custom benchmark index and a custom peer group of similarly managed funds. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s custom peer group and lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its custom benchmark index for the three-year period. On the basis of the foregoing and other relevant information provided by the Adviser in response to inquiries from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty

50

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Board of Trustees’ Contract Approval — continued

in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also considered the fact that the Fund is not continuously offered and that the Fund’s assets are not expected to increase materially in the foreseeable future. Accordingly, the Board concluded that the implementation of breakpoints in the advisory fee schedule is not warranted at this time.

51

Eaton Vance

Short Duration Diversified Income Fund

April 30, 2020

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

52

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.

•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program. The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders. If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information. Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7741    4.30.20

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not required in this filing.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the Registrant’s most recent fiscal year end.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Short Duration Diversified Income Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2020

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2020